                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Pre-Effective Amendment No. [ ]

                        Post-Effective Amendment No. [ ]

                                EQ ADVISORS TRUST
               (Exact Name of Registrant as Specified in Charter)

              1290 Avenue of the Americas, New York, New York 10104
               (Address of Principal Executive Offices) (Zip Code)

                                 (212) 554-1234
                  (Registrant's Area Code and Telephone Number)

                                 Peter D. Noris
            The Equitable Life Assurance Society of the United States
                           1290 Avenue of the Americas
                            New York, New York 10104
                     (Name and Address of Agent for Service)

                                 With copies to:

Patricia Louie                                     Arthur J. Brown
The Equitable Life Assurance Society               Kirkpatrick & Lockhart LLP
of the United States                               1800 Massachusetts Ave., N.W.
1290 Avenue of the Americas                        Washington, D.C. 20036
New York, NY 10104

                             ----------------------

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.

-----------------------------------------------------------------------------
It is proposed that this Registration Statement will become effective on the 30th day after filing pursuant to Rule 488 under the Securities Act of 1933.

Title of securities being registered: Class IB shares of beneficial interest in the series of the Registrant designated EQ/Marsico Focus Portfolio.

No filing fee is required because the registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares.

                                EQ ADVISORS TRUST
                           1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104


August ___, 2002

Dear Equitable Client:

The net premiums or contributions you paid under your variable life insurance policy or variable annuity contract or certificate ("Contract") issued by The Equitable Life Assurance Society of the United States ("Equitable") have been allocated at your direction to the investment divisions of a separate account or accounts of Equitable ("Separate Accounts"). The Separate Account divisions invest in corresponding Portfolios of the EQ Advisors Trust ("Trust"). As an owner of a Contract ("Contractowner") with premiums or contributions allocated to EQ/Evergreen Omega Portfolio ("Omega Portfolio"), you are entitled to instruct Equitable as the sole shareholder of record of all of the shares issued by Omega Portfolio that are held in an investment division of each Separate Account, as to how it should vote on certain proposals to be considered at a Special Meeting of Shareholders of Omega Portfolio of the Trust ("Special Meeting").

Contractowners of Omega Portfolio will be asked to provide voting instructions on a merger between that Portfolio and EQ/Marsico Focus Portfolio ("Focus Portfolio").

Shares in the investment division of a Separate Account for which Equitable receives no timely voting instructions from Contractowners will be voted by Equitable for or against approval of the proposal, or as an abstention, in the same proportion as the shares for which Contractowners (other than Equitable) have provided voting instructions to Equitable.

IT IS VERY IMPORTANT THAT YOUR CONTRACT BE REPRESENTED. PLEASE PROMPTLY MARK YOUR VOTING INSTRUCTIONS ON THE ENCLOSED VOTING INSTRUCTION CARD; THEN, SIGN, DATE AND MAIL IT IN THE ACCOMPANYING ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES. YOUR PROMPT RESPONSE WILL HELP AVOID THE UNNECESSARY EXPENSE OF A FURTHER SOLICITATION OF VOTING INSTRUCTIONS. YOU ALSO MAY PROVIDE VOTING INSTRUCTIONS BY PHONE AT (800) 597-7836, BY FAX AT (888) 796-9932, OR BY INTERNET AT OUR WEBSITE AT HTTPS://VOTE.PROXY-DIRECT.COM.

Thank you for participating in this important process.


                                                     Sincerely,


                                                     Peter D. Noris
                                                     President

                          THE EQUITABLE LIFE ASSURANCE
                   SOCIETY OF THE UNITED STATES ("EQUITABLE")

                           EQ ADVISORS TRUST ("TRUST")

                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF
                          EQ/EVERGREEN OMEGA PORTFOLIO

                         SCHEDULED FOR NOVEMBER 5, 2002

A special meeting of the shareholders of EQ/Evergreen Omega Portfolio ("Omega Portfolio") is scheduled to be held on NOVEMBER 5, 2002, at 10:00 a.m., local time, at 1290 Avenue of the Americas, New York, New York 10104 ("Special Meeting"). Owners of an Equitable variable life insurance policy or variable annuity contract or certificate ("Contract") that has been allocated to an investment division of a separate account or accounts of Equitable ("Contractowners") that are invested in shares of Omega Portfolio will be asked to provide Equitable with voting instructions on the following proposals:

         1. Approval of a Plan of Reorganization and Termination providing for the acquisition of all of the assets of Omega Portfolio by the Trust's EQ/Marsico Focus Portfolio ("Focus Portfolio") and the assumption of all liabilities of Omega Portfolio by Focus Portfolio in exchange for shares of Focus Portfolio and the subsequent liquidation of Omega Portfolio;

         2. To transact such other business as may properly come before the Special Meeting or any adjournments thereof.

You are urged to read both the Information Statement of Equitable and the Proxy Statement/Prospectus of the Trust, attached to this notice prior to completing your voting instruction card.

The record date for the determination of shareholders of the Omega Portfolio entitled to notice of and entitled to vote at the Special Meeting or any adjournment thereof has been fixed as the close of business on August 15, 2002.

IT IS IMPORTANT THAT VOTING INSTRUCTION CARDS BE RETURNED PROMPTLY. CONTRACTOWNERS ARE URGED TO PROVIDE THEIR VOTING INSTRUCTIONS TO EQUITABLE AS OUTLINED AT THE END OF THIS PROSPECTUS/PROXY STATEMENT, SO THAT THEIR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED VOTING INSTRUCTION CARD WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.


                                          By order of the Board of Trustees



                                          Patricia Louie
                                          Secretary of the Trust





New York, New York
August ___, 2002

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                              INFORMATION STATEMENT
             REGARDING A SPECIAL MEETING OF THE SHAREHOLDERS OF THE
                EQ/EVERGREEN OMEGA PORTFOLIO OF EQ ADVISORS TRUST
                         TO BE HELD ON NOVEMBER 5, 2002

                                AUGUST ___, 2002


                                     GENERAL

This Information Statement is furnished by The Equitable Life Assurance Society of the United States ("Equitable"), a New York stock life insurance company, to owners of its variable life insurance policies and variable annuity contracts or certificates ("Contractowners") who had net premiums or contributions allocated to an investment division of Equitable's separate accounts ("Separate Accounts") that are invested in shares of EQ/Evergreen Omega Portfolio ("Omega Portfolio"), a separate series ("Portfolio") of EQ Advisors Trust, a registered investment company ("Trust") on August 15, 2002 ("Record Date").

Equitable is required to offer Contractowners the opportunity to instruct Equitable, as the owner of all the shares of Omega Portfolio held by the Separate Accounts as to how it should vote on the proposal to be considered at the Special Meeting of Shareholders of Omega Portfolio, referred to in the preceding Notice and at any adjournments ("Special Meeting"). The proposal to be considered at the Special Meeting is discussed in the Trust's Proxy Statement/Prospectus, which is enclosed. Contractowners are urged to read the Proxy Statement/Prospectus prior to completing the enclosed voting instruction card that corresponds to their Portfolio.

Equitable is a wholly-owned subsidiary of AXA Financial, Inc., itself a wholly-owned subsidiary of AXA, a French insurance holding company. The principal executive offices of AXA Financial, Inc. and Equitable are located at 1290 Avenue of the Americas, New York, New York 10104.

This Information Statement and the accompanying voting instruction card are being mailed to Contractowners on or about September 6, 2002.


                            HOW TO INSTRUCT EQUITABLE

To instruct Equitable as to how to vote the shares of Omega Portfolio ("Shares") held in the investment divisions of the Separate Accounts, Contractowners are asked to promptly mark their voting instructions on the enclosed voting instruction card; then sign, date and mail it in the accompanying postage-paid envelope. Contractowners also may provide voting instructions by phone at (800) 597-7836, by fax at (888) 796-9932 or by Internet at our website at https://vote.proxy-direct.com.

IF A VOTING INSTRUCTION CARD IS NOT MARKED TO INDICATE VOTING INSTRUCTIONS BUT IS SIGNED, DATED AND RETURNED, IT WILL BE TREATED AS AN INSTRUCTION TO VOTE, AS APPROPRIATE, THE SHARES IN FAVOR OF THE PROPOSAL.

The number of Shares held in the investment division of each Separate Account corresponding to Omega Portfolio for which a Contractowner may provide voting instructions was determined as of the Record Date by dividing (i) a Contract's Account Value (minus any Contract indebtedness) allocable to that investment division of each Separate Account by (ii) the net asset value of one share of Omega Portfolio. At any time prior to Equitable's voting at the Special Meeting, a Contractowner may revoke his or her voting instruction card with respect to that investment division by written notice, or proper telephone, fax or Internet instructions to the Secretary of the Trust or by properly executing a later-dated voting instruction card, or properly providing later telephone, fax or Internet instructions.


                             HOW EQUITABLE WILL VOTE

Equitable will vote the shares for which Equitable receives timely voting instructions from Contractowners in accordance with those instructions. Equitable will vote shares attributable to contracts for which Equitable is the Contractowner for the proposal. Shares in the investment division of a Separate Account for which Equitable receives no timely voting instructions from Contractowners, or which are attributable to amounts retained by Equitable as surplus or seed money, will be voted by Equitable either for or against approval of the proposal, or as an abstention, in the same proportion as the shares for which Contractowners (other than Equitable) have provided voting instructions to Equitable.


                                  OTHER MATTERS

Equitable is not aware of any matters, other than the specified proposal, to be acted on at the Special Meeting. If any other matters come before the Special Meeting, Equitable will vote the Shares upon such matters in its discretion. Voting instruction cards may be solicited by employees of Equitable or its subsidiaries as well as officers and agents of the Trust. The principal solicitation will be by mail but voting instructions may also be solicited by telephone, personal interview or the Internet.

If the necessary quorum to transact business or the vote required to approve or reject each proposal is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law, to permit further solicitation of voting instructions. The persons named as proxies will vote in favor of such adjournment with respect to those voting instructions which have been voted in favor of a proposal and will vote against any such adjournment those voting instructions which have been voted against a proposal.


                         Patricia Louie, Vice President of Equitable

PLEASE PROMPTLY MARK YOUR VOTING INSTRUCTIONS ON THE ENCLOSED VOTING INSTRUCTION CARD; THEN SIGN, DATE AND MAIL IT IN THE ACCOMPANYING POSTAGE-PAID ENVELOPE. YOU MAY ALSO PROVIDE YOUR VOTING INSTRUCTIONS BY TELEPHONE AT
(800) 597-7836, BY FAX AT (888) 796-9932 OR BY INTERNET AT OUR WEBSITE AT HTTPS://VOTE.PROXY-DIRECT.COM. IT IS IMPORTANT THAT YOUR CONTRACT BE REPRESENTED.

                           PROXY STATEMENT/PROSPECTUS
                              OF EQ ADVISORS TRUST

       SPECIAL MEETING OF SHAREHOLDERS OF EQ/EVERGREEN OMEGA PORTFOLIO OF
                                EQ ADVISORS TRUST

                         SCHEDULED FOR NOVEMBER 5, 2002

------------------------------------------------------------ ---------------------------------------------------------
      Acquisition of the assets and assumption of the
                      liabilities of:                                      By and in exchange for shares of:
------------------------------------------------------------ ---------------------------------------------------------
EQ/Evergreen Omega Portfolio............................     EQ/Marsico Focus Portfolio

                                           each a series ( "Portfolio") of:
                                           EQ Advisors Trust
                                           1290 Avenue of the Americas
                                           New York, NY 10104

----------------------------------------------------------------------------------------------------------------------


EQ Advisors Trust ("Trust") serves as an investment vehicle for use in connection with variable life insurance contracts and variable annuity certificates and contracts (collectively, "Contracts") issued by The Equitable Life Assurance Society of the United States ("Equitable" or the "Shareholder"). As a technical matter, Equitable holds Trust shares in separate accounts in which contributions and premiums received under the Contracts are initially invested; these separate accounts in turn purchase Trust shares, as described in the Trust's prospectus. Owners of Contracts ("Contractowners") with amounts allocated to the Trust's EQ/Evergreen Omega Portfolio ("Omega Portfolio" or "Acquired Portfolio") are being provided the opportunity to provide voting instructions concerning the proposal contained in this Proxy Statement/Prospectus.

This Proxy Statement/Prospectus is soliciting Contractowners with shares allocated to Omega Portfolio to approve a Plan of Reorganization and Termination (a "Reorganization Plan") whereby the Acquired Portfolio will be merged with EQ/Marsico Focus Portfolio ("Focus Portfolio" or the "Acquiring Portfolio").

The merger ("Reorganization") will work in the following manner:

     o The Acquired Portfolio will transfer its assets to the Acquiring Portfolio, which will assume its liabilities.

     o The Acquiring Portfolio will issue new Class IB shares that will be credited to the Shareholder and allocated to the Contractowners' account in an amount equal to the value of the shares of their current Portfolio. Although the number of shares allocated to you may change, the total value of your investment will not change as a result of the Reorganization.

     o You will not incur any sales loads or similar transaction charges as a result of the merger.

You are being asked to provide voting instructions concerning your approval of the Reorganization Plan pursuant to which the Reorganization transaction would be accomplished. Because Contractowners are being asked to provide voting instructions to Equitable regarding a transaction that will result in their holding shares of the Acquiring Portfolio, this Proxy Statement also serves as a Prospectus for the Acquiring Portfolio and provides information about the Acquiring Portfolio that a prospective investor ought to know.

This Proxy Statement/Prospectus is being provided to the Shareholder and mailed to Contractowners on or about September 6, 2002. It is being furnished on behalf of the Board of Trustees of the Trust ("Board") to the Shareholder of Omega Portfolio for its use in obtaining instructions from Contractowners as to how to vote on the proposals to be considered at the Special Meeting of Shareholders of Omega Portfolio to be held at 1290 Avenue of the Americas, New York, New York 10104, on November 5, 2002 at 10:00 a.m., Eastern time and at any adjournments thereof ("Special Meeting"). It is expected that the Shareholder will attend the Special Meeting in person or by proxy and will vote shares of the Trust held by it in accordance with voting instructions received from Contractowners and in accordance with voting procedures established by the Trust.

                    INFORMATION ABOUT THE ACQUIRING PORTFOLIO

This Proxy Statement/Prospectus, which you should retain for future reference, contains important information about the Acquiring Portfolio that you should know before investing. The investment objective of the Acquiring Portfolio is to seek long-term growth of capital. For a more detailed discussion of the investment objectives, investment strategies, restrictions and risks of the Acquiring Portfolio and those of the Acquired Portfolio, please see the Trust's Prospectus dated May 1, 2002 and the Trust's Statement of Additional Information ("SAI") dated May 1, 2002. The Trust also provides periodic reports to its shareholders that highlight certain important information about the Acquired Portfolio and the Acquiring Portfolio, including investment results and financial information. The Trust will furnish, without charge, to any Contractowner, upon request, a copy of the current Prospectus, SAI or the 2001 Annual Report. Such requests may be directed to the Trust by writing to 1290 Avenue of the Americas, New York, New York 10104, or by calling 1-800-528-0204.

A SAI dated August ___, 2002, containing additional information about the Reorganization, including historical financial statements, has been filed with the Securities and Exchange Commission ("SEC" or "Commission") and is hereby incorporated by reference in its entirety into this Proxy Statement/Prospectus.

You can copy and review information about each Portfolio (including the SAI) at the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Acquired Portfolio and Acquiring Portfolio are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED IF THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


SUMMARY...........................................................................................................5

     The Proposed Reorganization..................................................................................5

     Operating Expenses...........................................................................................6

     Expense Tables...............................................................................................6

     Comparison of Investment Objectives, Strategies and Restrictions.............................................7

COMPARISON OF PRINCIPAL RISK FACTORS..............................................................................9

INFORMATION ABOUT THE REORGANIZATION.............................................................................11

     Terms of the Reorganization Plan............................................................................11

     Description of the Securities to be Issued..................................................................12

     Reasons for the Reorganization..............................................................................13

     Federal Income Tax Consequences of the Proposed Reorganization..............................................14

     Rights of Shareholders of the Acquired Portfolio and Acquiring Portfolio....................................15

     Capitalization..............................................................................................15

ADDITIONAL INFORMATION ABOUT EQUITABLE AND THE PORTFOLIOS........................................................15

     Information About Equitable.................................................................................15

     Information About the Adviser to the Acquiring Portfolio....................................................16

     Purchase, Exchange and Redemption Procedures................................................................16

     Distribution Policy.........................................................................................17

     How Assets are Valued.......................................................................................17

     Tax Consequences of Buying, Selling and Holding Portfolio Shares............................................18

FINANCIAL HIGHLIGHTS.............................................................................................18

     Focus Portfolio Financial Highlights........................................................................19

VOTING INFORMATION...............................................................................................19

     Voting Rights...............................................................................................19

     Solicitation of Voting Instructions.........................................................................20

     Adjournment.................................................................................................21



                                       3


     Other Matters to Come Before the Special Meeting............................................................21

ADDITIONAL INFORMATION...........................................................................................21

APPENDIX A......................................................................................................A-1

APPENDIX B......................................................................................................B-1

APPENDIX C......................................................................................................C-1


                                     SUMMARY

You should read this entire Proxy Statement/Prospectus carefully. For additional information, you should consult the Trust's Prospectus and the Form of Reorganization Plan, which is attached hereto as Appendix A.


                           THE PROPOSED REORGANIZATION

On June 5, 2002, the Board approved the Reorganization Plan. Subject to Shareholder approval, the Reorganization Plan provides for:

     o the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio, in exchange for shares of the Acquiring Portfolio having an aggregate value equal to the net assets of the Acquired Portfolio;

     o the assumption by the Acquiring Portfolio of all of the liabilities of the Acquired Portfolio;

     o distribution to shareholders of Class IB shares of the Acquiring Portfolio having an aggregate value equal to the aggregate value of the shares of the Acquired Portfolio held by that shareholder; and

     o    complete termination of the Acquired Portfolio.

The Reorganization is expected to be effective upon the closing of business on November 8, 2002, or on a later date as the Trust determines ("Closing"). As a result of the Reorganization, each Contractowner whose Contract values are invested in shares of the Acquired Portfolio would become an indirect owner of shares in the Acquiring Portfolio. Each such Contractowner indirectly would hold, immediately after the Closing, Class IB shares of the Acquiring Portfolio having an aggregate value equal to the aggregate value of the same class of shares of the Acquired Portfolio indirectly held by that Contractowner as of the close of business on the Closing.

In considering whether to approve the Reorganization Plan, you should note that:

     o The Acquired Portfolio and the Acquiring Portfolio each have an investment objective of seeking long-term capital growth. The Acquired Portfolio has similar, though not identical, principal investment strategies and risks to the Acquiring Portfolio.

     o The Acquired Portfolio has continued to remain small in size and has been unable to attract significant additional assets. Equitable expects that the Reorganization will consolidate the assets attributable to the Acquired Portfolio and the Acquiring Portfolio, thereby eliminating similar Portfolios and potentially permitting shareholders of the Acquired Portfolio to benefit from greater economies of scale.

     o The expense ratio of the Acquiring Portfolio is capped at a higher level than the expense ratio of the Acquired Portfolio. Additionally, the management fee for the Acquiring Portfolio is higher than that of the Acquired Portfolio.

     o The Acquiring Portfolio, unlike the Acquired Portfolio, is a non-diversified portfolio, as defined in the Investment Company Act of 1940, as amended.

After careful consideration, the Board unanimously approved the proposed Reorganization Plan. Accordingly, the Trustees have submitted the Reorganization Plan for the approval of the Portfolio's Contractowners. The Board recommends that you vote "for" the proposed Reorganization Plan.

                               OPERATING EXPENSES

MANAGEMENT FEE. The Trust pays Equitable a fee based on each Portfolio's average daily net assets. Equitable, not the Portfolio, is responsible for advisory fees paid to both Evergreen Investment Management Company, LLC ("Evergreen") and Marsico Capital Management, LLC ("Marsico" and "Adviser to the Acquiring Portfolio") (each an "Adviser" and collectively the "Advisers"). The table below sets forth the contractual investment management fees payable to Equitable from each Portfolio under the current Investment Management Agreement at the stated annual rates (expressed as a percentage of the average daily net assets of each Portfolio):


------------------------ ---------------------- ----------------------
                            Omega Portfolio        Focus Portfolio

------------------------ ---------------------- ----------------------
First $1 billion                0.650%                 0.900%

------------------------ ---------------------- ----------------------
Next $1 billion                 0.600%                 0.850%

------------------------ ---------------------- ----------------------
Next $3 billion                 0.575%                 0.825%

------------------------ ---------------------- ----------------------
Next $5 billion                 0.550%                 0.800%

------------------------ ---------------------- ----------------------
Thereafter                      0.525%                 0.775%

------------------------ ---------------------- ----------------------


EXPENSE LIMITATION ARRANGEMENTS. In the interest of limiting expenses of certain Portfolios, Equitable has entered into a voluntary Expense Limitation Agreement with the Trust, with respect to the Omega Portfolio and the Focus Portfolio. Under the Expense Limitation Agreement, Equitable has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses, including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, of the Class IB shares of the Omega Portfolio and the Focus Portfolio are limited to 0.95% and 1.15%, respectively, of each Portfolio's average daily net assets. The term of the current Expense Limitation Agreement expires on April 30, 2003.


                                 EXPENSE TABLES

The current fees and expenses of Class IB shares of the Acquired Portfolio and the Acquiring Portfolio and the estimated pro forma fees and expenses after giving effect to the proposed Reorganization are shown in the following tables. Expenses for the Portfolios are based on the operating expenses incurred by Class IB shares of the Portfolios for the year ended December 31, 2001. Pro forma fees and expenses show estimated fees of Class IB shares of the Acquiring Portfolio assuming that the Reorganization had been in effect for the year ended December 31, 2001.

The examples are intended to help you compare the cost of investing in each of the Portfolios. The examples assume that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. The 5% return is an assumption and is not intended to portray past or future investment results. Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown. Your actual costs may be higher or lower.

The tables below do not reflect any insurance or separate account fees and expenses, which are imposed under the Contracts.

                             OMEGA/FOCUS PORTFOLIOS
                       ANNUAL PORTFOLIO OPERATING EXPENSES

       (expenses that are deducted from Portfolio assets, shown as a ratio of expenses to average daily net assets)

                                                                                           AFTER THE REORGANIZATION -
                                      OMEGA PORTFOLIO              FOCUS PORTFOLIO          THE PORTFOLIOS COMBINED
                                         CLASS IB                     CLASS IB                     CLASS IB
                                ---------------------------- ---------------------------- ----------------------------
Management Fees                            0.65%                        0.90%                         0.90%

12b-1 Fees                                 0.25%                        0.25%                         0.25%

Other Expenses                             0.99%                        2.44%                         0.89%

Total Annual Fund
   Operating Expenses                      1.89%                        3.59%                         2.04%

Less Waiver/Expense
   Reimbursement(1)                       (0.94)%                      (2.44)%                       (0.89)%

Net Expenses                               0.95%                        1.15%                         1.15%




                                                    EXAMPLE OF FUND EXPENSES(1)
                                      1 YEAR               3 YEARS               5 YEARS               10 YEARS
                               --------------------- --------------------- --------------------- ---------------------
OMEGA PORTFOLIO - Class IB             $ 97                  $303                  $525                  $1,166

FOCUS PORTFOLIO - Class IB             $117                  $365                  $633                  $1,398

AFTER THE REORGANIZATION:              $117                  $365                  $633                  $1,398
THE PORTFOLIOS COMBINED -
Class IB (Pro Forma)

Notes
-----
(1) Equitable has entered into an Expense Limitation Agreement with the Trust that limits expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940
     Act), including expenses for which payment has been made through the use of all or a portion of brokerage commissions (or markups or markdowns) generated by that Portfolio, for the Omega Portfolio at 0.70% and for the Focus Portfolio at 0.90% of such Portfolio's average daily net assets. The agreement will remain in effect through April 30, 2003. There is no assurance that the Expense Limitation Agreement will be continued after that date.


        COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND RESTRICTIONS

The investment objectives and certain strategies of the Acquired Portfolio are summarized below. The investment objectives and strategies of the Acquired Portfolio are substantially similar to the Acquiring Portfolio, except for differences that are noted. For a more detailed description of the investment strategies, policies and restrictions, please see the Trust's Prospectus and Statement of Additional Information.

Both the Focus Portfolio and Omega Portfolio invest primarily in common stocks of U.S. companies and may invest up to 25% of portfolio assets in foreign securities. The Focus Portfolio is a "focused" portfolio and generally holds a core position of securities and the Omega Portfolio does not place a formal limit on the number of securities held in the portfolio. As of June 30, 2002, the Focus Portfolio had 38 holdings and the Omega Portfolio had 72 holdings. Moreover, the Focus Portfolio invests in companies with large capitalizations whereas the Omega Portfolio has the ability to invest in companies across all market capitalizations. As of June 30, 2002, the weighted average market cap for the Focus Portfolio was $41.6 billion and for the Omega Portfolio was $34.3 billion showing that the Omega Portfolio invests, to a significant degree, in companies with large capitalizations. Finally, the Focus Portfolio is a "non-diversified" portfolio and the Omega Portfolio is a diversified portfolio.

For information concerning the risks associated with investments in the Portfolios, see "Comparison of Principal Risk Factors" below.



--------------------- ----------------------------------------------- -----------------------------------------------
                      OMEGA PORTFOLIO                                 FOCUS PORTFOLIO
--------------------- ----------------------------------------------- -----------------------------------------------
Investment Objective  Seeks long-term growth of capital               Seeks long-term growth of capital



--------------------- ----------------------------------------------- -----------------------------------------------
Investment            Invests primarily in common stocks and          Invests primarily in common stocks of large
Strategies            securities convertible into common stocks of    companies with long-term growth potential.
                      U.S. companies across all market
                      capitalizations.                                The Portfolio is a non-diversified portfolio
                                                                      with a core position of 20 to 30 stocks.
                      The portfolio may also invest up to 25% of
                      its total assets in foreign securities.         The Portfolio may invest up to 25% of its
                                                                      total assets in foreign securities.


--------------------- ----------------------------------------------- -----------------------------------------------
                      Adviser employs a growth style of equity        In selecting investments, the Adviser uses an
                      management. "Growth" stocks are stocks of       approach that combines "top-down" economic
                      companies that the Adviser believes have        analysis (which considers such macroeconomic
                      anticipated earnings ranging from steady to     factors as interest rates, inflation, the
                      accelerated growth.                             regulatory environment and the global
                                                                      competitive landscape) with bottom-up stock
                                                                      selection (where the Adviser focuses on a
                                                                      number of different attributes, including the
                                                                      company's specific market expertise or
                                                                      dominance; its franchise durability and pricing
                                                                      power; solid fundamentals; strong management;
                                                                      and reasonable valuation in the context of
                                                                      projected growth rates).

--------------------- ----------------------------------------------- -----------------------------------------------
                      In response to adverse economic, political or   When market or financial conditions warrant
                      market conditions, the Portfolio may invest     or in the event of exceptional redemption
                      up to 100% of its assets in high-quality        requests, the Portfolio may hold cash or
                      money market instruments.                       cash-equivalents and invest without limit in
                                                                      money market securities, U.S. government
                                                                      obligations and short-term debt securities.

--------------------- ----------------------------------------------- -----------------------------------------------
Investment Manager    Equitable                                       Equitable

--------------------- ----------------------------------------------- -----------------------------------------------
Investment Adviser    Evergreen Investment Management Company, LLC    Marsico Capital Management, LLC

--------------------- ----------------------------------------------- -----------------------------------------------
Portfolio Manager(s)  Portfolio management team                       Thomas Marsico

--------------------- ----------------------------------------------- -----------------------------------------------


The inception date for the Focus Portfolio is August 31, 2001. Therefore, annual total return performance information is not available. The cumulative total return for the Focus Portfolio for the five month period from its inception date to December 31, 2001 was 13.9%. From January 1, 2002 through June 30, 2002, the cumulative total return for the Focus Portfolio was 1.76%. The bar chart below illustrates the annual total returns for each of the last three calendar years for the Omega Portfolio and some of the risks of investing in the Omega Portfolio by showing yearly changes in the Portfolio's performance. The inception date for the Omega Portfolio is January 1, 1999. The table below shows the average annual total returns for the past one year and since inception for the Omega Portfolio and compares that Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

                        CALENDAR YEAR ANNUAL TOTAL RETURN
                                 OMEGA PORTFOLIO




                       9.70%       -11.66%     -17.02%

                       1999          2000        2001

--------------------------------------------- ----------------------------------
Best quarter (% and time period)             Worst quarter (% and time period)
12.63% (1999 4th Quarter)                    (18.11)% (2001 3rd Quarter)
--------------------------------------------- ----------------------------------


                  AVERAGE ANNUAL TOTAL RETURN - CLASS IB SHARES
                         (FOR THE PERIOD ENDED 12/31/01)

                                            1 Year        Since Inception(1)
                                         -------------  ---------------------
Omega Portfolio                            (17.02)%           (7.01)%
Russell 1000 Growth Index(2)               (20.42)%           (6.32)%

(1)   The inception date for the Omega Portfolio is January 1, 1999.

(2) The Russell 1000 Growth Index is an unmanaged index of common stocks that measures the performance of Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values


                     COMPARISON OF DISTRIBUTION POLICIES AND
                  PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

Each of the Portfolios have the same Distribution Procedures, Purchase Procedures, Exchange Rights and Redemption Procedures as discussed in the Additional Information About Equitable and the Advisers section below.

The Acquired Portfolio and the Acquiring Portfolio have the same procedures for purchasing shares. Each of the Portfolios offers its shares to the separate accounts of insurance companies ("Accounts") and tax qualified retirement plans. Shares of each of the Portfolios are offered and redeemed at their net asset value without any sales load.


                 TAX CONSEQUENCES OF THE PROPOSED REORGANIZATION

As a condition to the consummation of the Reorganization, the Trust will receive an opinion from Kirkpatrick & Lockhart LLP to the effect that no gain or loss will be recognized by the Acquired Portfolio, the Acquiring Portfolio or the Shareholder as a result of the Reorganization (although the Acquired Portfolio may recognize net gain on the sale of its assets that may not be accepted by the Acquiring Portfolio, which gain would have to be distributed to the Shareholder at the time of or immediately before the Reorganization). The holding period and tax basis of the Acquiring Portfolio's shares received by the Shareholder pursuant to a Reorganization will include the holding period, and will be the same as the tax basis, of the Acquired Portfolio's shares the Shareholder holds immediately prior to the Reorganization (provided the Shareholder holds the shares as a capital asset on the date of the Reorganization). Also, the Acquiring Portfolio's holding period and tax basis of the assets the Acquired Portfolio transfers to it will include the Acquired Portfolio's holding period, and will be the same as the Acquiring Portfolio's tax basis, of those assets immediately prior to the Reorganization. The Trust believes that there will be no adverse tax consequences to the Contractowners as a result of the Reorganization.

Please see the "Federal Income Tax Consequences of the Proposed Reorganization" section below for further information.


                      COMPARISON OF PRINCIPAL RISK FACTORS

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more money you can lose. Like other investment companies, the value of each Portfolio's shares may be affected by the Portfolio's investment objective(s), principal investment strategies and particular risk factors. Consequently, the risks of an investment in the Acquiring Portfolio are similar to the risks of an investment in the Acquired Portfolio. Some of the principal risks of investing in the Portfolios are discussed below. However, other factors may also affect each Portfolio's net asset value.

There is no guarantee that a Portfolio will achieve its investment objective or that it will not lose principal value.

Each Portfolio invests in common stocks, therefore, the performance of the Portfolio may go up or down depending on general market conditions. In this summary, we describe the principal risks that may affect the Portfolios. Additional information and more detailed descriptions of the risks that may affect the Acquiring Portfolio and each Acquired Portfolio can be found in the Trust's Prospectus and SAI.


                      CHART OF PRINCIPAL RISKS BY PORTFOLIO

The following chart summarizes the principal risks of the Acquiring Portfolio and the Acquired Portfolio. Risks not marked for a particular Portfolio may, however, still apply to some extent to that Portfolio at various times. Each Risk is explained in more detail in the discussion following the chart.




                              Focused     Growth     Convertible   Small/Mid     Foreign                 Portfolio         Non-
             Market  Equity   Portfolio  Investing   Securities   Cap Company   Securities  Derivatives  Turnover   Diversification
Portfolio    Risk     Risk      Risk       Risk         Risk          Risk          Risk       Risk        Risk           Risk
---------   -------  -------  ---------  ---------   -----------  -----------   ----------  ----------   ---------  ---------------
Omega          X       X                     X            X             X           X            X          X
Portfolio

Focus          X       X          X          X                                      X                                      X
Portfolio




MARKET RISK: The value of each Portfolio's securities may be affected by market risk. This is the risk that the value of the Portfolio's investments will fluctuate as the stock markets fluctuate and that prices overall will decline over short- or long-term periods.

EQUITY RISK: Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods, regardless of the success or failure of a company's operations.

FOCUSED PORTFOLIO RISK: The Focus Portfolio invests in the securities of a limited number of companies. Consequently this Portfolio may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Portfolio's net asset value.

GROWTH INVESTING RISK: Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Advisers using this approach generally seek out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such Advisers also prefer companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Advisers, regardless of movements in the securities market.

CONVERTIBLE SECURITIES RISK: Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable you to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stocks, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in elation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. Subsequent to purchase by the Portfolio, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase by the Portfolio. The Adviser will consider such event in its determination of whether the Portfolio should continue to hold the securities.

SMALL-CAP OR MID-CAP COMPANY RISK: A Portfolio's investments in small-cap and mid-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies may have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in small-cap and mid-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly.

FOREIGN SECURITIES RISK: A Portfolio's investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities and can affect a Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include Currency Risk, Emerging Market Risk, Geographic Risk, Political/Economic Risk, Regulatory Risk and Transaction Costs Risk. For further discussion of these risks, please see the Trust's Prospectus dated May 1, 2002.

DERIVATIVES RISK: Derivatives are financial contracts whose value is based on the value of an underlying asset, reference rate or index. A Portfolio's investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a Portfolio's exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk depending on the type of underlying asset, reference rate or index. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security is used as a hedge against an offsetting position that a Portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Portfolio uses a derivative security for purposes other than as a hedge, that Portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

PORTFOLIO TURNOVER RISK: The Portfolios do not restrict the frequency of trading to limit expenses. The Omega Portfolio may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% in any given fiscal year (high portfolio turnover). High portfolio turnover may result in increased transaction costs to the Portfolio and its Shareholder, which would reduce investment returns. Stocks' intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

NON-DIVERSIFICATION RISK: The Focus Portfolio is classified as a "non-diversified" investment company, which means that the proportion of the Portfolio's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Since a relatively high percentage of the non-diversified Portfolio's assets may be invested in the securities of a limited number of issuers, some of which may be within the same industry, the securities of each Portfolio may be more sensitive to changes in the market value of a single issuer or industry. The use of such a focused investment strategy may increase the volatility of the Portfolio's investment performance, as the Portfolio may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified portfolio. If the securities in which the Portfolio invests perform poorly, the Portfolio could incur greater losses than it would have had it been invested in a greater number of securities.


                      INFORMATION ABOUT THE REORGANIZATION


                        TERMS OF THE REORGANIZATION PLAN

The following summary of the Reorganization Plan is qualified in its entirety by reference to the Reorganization Plan attached to this Prospectus/Proxy Statement as Appendix A. The Reorganization Plan provides that the

Acquiring Portfolio will acquire all of the assets of the Acquired Portfolio in exchange solely for shares of the Acquiring Portfolio and its assumption of the Acquired Portfolio's liabilities. Subject to the satisfaction of the conditions described below, the Reorganization will take place on November 8, 2002 ("Merger Date"), or later date determined by the Trust. The net asset value per Class IB share of the Acquiring Portfolio will be determined by dividing the Acquiring Portfolio's assets, less liabilities allocated to such class, by the total number of its outstanding Class IB shares. Portfolio assets will be valued in accordance with the valuation practices of the Acquired Portfolio and Acquiring Portfolio. See "How Assets are Valued" in the Trust's Prospectus.

The number of full and fractional Class IB shares of the Acquiring Portfolio received with respect to a Contractowner whose Contract values are invested in shares of the Acquired Portfolio will be equal in value to the value of the Acquired Portfolio shares as of the close of regularly scheduled trading on the NYSE on the Merger Date. As promptly as practicable after the Merger Date, the Acquired Portfolio will terminate and distribute to the Shareholder the Class IB shares of the Acquiring Portfolio received by the Acquired Portfolio in the Reorganization. After such distribution, the Trust shall take all necessary steps under Delaware law, the Declaration of Trust and any other applicable law to effect a complete dissolution of the Acquired Portfolio.

The Board has determined, with respect to the Portfolio, that the interests of Contractowners whose Contract values are invested in Class IB shares of the Portfolio will not be diluted as a result of the Reorganization and that participation in the Reorganization is in the best interests of the Portfolio and those Contractowners.

As each Portfolio is a separate series of the Trust, which is a Delaware business trust registered as an open-end management investment company and is subject to the same governing documents, there are no differences between the governing documents or laws applicable to the Acquiring Portfolio and the Acquired Portfolio. The Trust is governed by a Board of Trustees.

The Reorganization Plan may be terminated and the Reorganization provided for therein may be abandoned at any time prior to the consummation of the Reorganization, before or after approval by the Shareholder of the Acquired Portfolio, if circumstances develop that, in the Board's opinion, make proceeding with the Reorganization inadvisable. The Reorganization Plan provides that the Trust may waive compliance with any of the covenants or conditions made therein for the benefit of either Portfolio, other than the requirements that
(i) the Reorganization Plan be approved by the Shareholder of the Acquired Portfolio and (ii) the Trust receive the opinion of its counsel that the Reorganization contemplated by that Plan will constitute a tax-free reorganization for federal income tax purposes.

The expenses of the Reorganization, including the cost of a proxy soliciting agent that has been retained, will be borne equally by Equitable and the Focus Portfolio. The costs of the proxy have been estimated at [$100,000]. Approval of the Reorganization Plan will require a majority of the shares entitled to vote of the Acquired Portfolio. If the Reorganization Plan is not approved by the Shareholder of the Acquired Portfolio or is not consummated for any other reason, the Board will consider other possible courses of action. Please see the Voting Information section below for more information.


                   DESCRIPTION OF THE SECURITIES TO BE ISSUED

The Shareholder of the Acquired Portfolio will receive shares of the Acquiring Portfolio in accordance with the procedures provided for in the Reorganization Plan as described above. Each such share will be fully paid and nonassessable when issued and will have no preemptive or conversion rights.

The Trust has an unlimited number of authorized shares of beneficial interest, par value $0.01 per share. These authorized shares may be divided into series and classes thereof. The Declaration of Trust authorizes the Board to issue shares in different series. In addition, the Declaration of Trust authorizes the Board to create new series and to name the rights and preferences of the shareholders of each of the series. The Board does not need additional shareholder action to divide the shares into separate series or classes or to name the shareholders' rights and preferences. The Acquired Portfolio and the Acquiring Portfolio are each series of the Trust. Currently, the Trust offers two classes of shares, Class IA and Class IB shares, which differ only in that Class IB shares are subject to a distribution plan adopted and administered pursuant to Rule 12b-1 under the 1940 Act ("Class IB Distribution Plan"). The Class IB Distribution Plan provides that the Trust, on behalf of each Portfolio, may pay annually up to

0.50% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of Class IB shares. However, under the Trust's distribution agreements with respect to the Class IB shares ("Distribution Agreements"), payments to the Distributors for activities pursuant to the Class IB Distribution Plan are limited to payments at an annual rate equal to 0.25% of average daily net assets of a Portfolio attributable to its Class IB shares.


                         REASONS FOR THE REORGANIZATION

The principal purpose of the Reorganization is to provide a means by which the Contractowners whose Contract values are invested in the Acquired Portfolio, in combination with the Acquiring Portfolio, can pursue the same investment objective and substantially similar policies in the context of a larger fund with potentially greater economies of scale.

The Reorganization is based on an analysis of the Acquired Portfolio, particularly its cash flow, and a comparison with the Acquiring Portfolio. The Acquired Portfolio has remained small in comparison with other Portfolios of the Trust and has not achieved the growth in assets that was originally anticipated. Equitable believes that the Acquired Portfolio will benefit from combination with a larger and growing Portfolio that has the same investment objective Contractowners sought when they selected the Acquired Portfolio as an investment and substantially similar investment strategies.

In determining whether to approve the Reorganization Plan and recommend its approval to the Contractowners, the Board (including all of the disinterested trustees ("Independent Trustees") (with the advice and assistance of independent legal counsel)), made an inquiry into a number of matters and considered the following factors, among others: (1) expense ratios and available information regarding the fees and expenses of the Acquired Portfolio and Acquiring Portfolio (historical and pro forma); (2) the compatibility of the investment objectives, strategies, policies and restrictions of the Acquired Portfolio and Acquiring Portfolio; (3) the effects to the Acquired Portfolio of operating as a larger asset pool; (4) the historical performances of the Acquired Portfolio and Acquiring Portfolio; (5) the historic and anticipated asset levels of the Portfolios; (6) the investment experience, expertise, resources and comparative past performance of the current Advisers to the Acquired Portfolio and the Acquiring Portfolio; (7) the terms and conditions of the Reorganization Plan and whether the Reorganization described therein would result in dilution of Contractowner interests; (8) any direct and indirect costs to be incurred by the Acquired Portfolio or the Acquiring Portfolio as a result of the Reorganization;
(9) the tax consequences of the Reorganization; and (10) possible alternatives to the Reorganization.

The Board noted first the compatibility of the Portfolios' respective objective, policies, strategies and risks. Additionally, the Board considered that the Acquiring Portfolio, unlike the Acquired Portfolio, is registered as a non-diversified investment company rather than a diversified portfolio, because it holds a core position of 20-30 stocks. In this regard, the Board noted that the Acquiring Portfolio actually would have qualified as "diversified" for each of its quarter ends since it began operation. Moreover, the number of positions held by each Portfolio was similar. Thus, the actual risks of the two Portfolios had been substantially similar. The Board noted next that Acquired Portfolio's performance has been worse as compared to the Acquiring Portfolio's performance and that, although there can be no guarantee, the Reorganization offered Acquired Fund's Contractowners a chance to achieve better performance. Third, the Board noted that the expense ratios of both the Acquired Portfolio and the Acquiring Portfolio without the expense caps provided by Equitable were significantly higher. The Board considered that, with the voluntary expense caps, Acquiring Portfolio's current expense ratio is higher than the current expense ratio of Acquired Portfolio. After April 30, 2003, those expense caps could be removed or increased. However, the Board noted that Equitable was committed to maintaining the cap on total annual expenses of Acquiring Portfolio at its current level of 1.15% until Acquiring Portfolio's total annual expenses were lower than 1.15%, but it was not currently committed to any cap for Acquired Portfolio after April 30, 2003. In this regard, the Board also noted that Acquiring Portfolio has a stronger potential for growth than Acquired Portfolio, noting the significant inflows of assets in Acquiring Portfolio since its startup in late 2001 and especially since the beginning of 2002. The Board also considered the fact that the management fee charged by Equitable for the Acquiring Portfolio is higher by 0.25% annually. As a larger fund, the Acquiring Portfolio has a greater chance of benefiting from economies of scale, which would likely cause the total annual operating expenses of Acquiring Portfolio to decrease.

In reaching the decision to recommend approval of each Reorganization Plan, the Board concluded that the participation of the Acquired Portfolio and the Acquiring Portfolio in the Reorganization is in the best interests of both the Acquired Portfolio and Acquiring Portfolio, as well as the best interests of those Contractowners with amounts allocated to the Acquired Portfolio, and that the interests of those Contractowners will not be diluted as a result of this transaction. The Board's conclusion was based on a number of factors, including the following:

     o The Reorganization will permit the Contractowners whose contract values are invested in the Acquired Portfolio to pursue the same investment objective in the context of a larger fund immediately following consummation of the Reorganization. It is anticipated that the Acquiring Portfolio will more likely experience asset growth and more stable cashflow in the future than would have been the case for the Acquired Portfolio. This should enhance the ability of the Adviser to manage the Acquiring Portfolio with greater investment flexibility.

     o The Reorganization will not have adverse tax results to Contractowners.

The Trustees, including the Independent Trustees, voted unanimously to approve the Reorganization and to recommend that the Contractowners whose Contract values are invested in each Acquired Portfolio also approve their respective Reorganization.


         FEDERAL INCOME TAX CONSEQUENCES OF THE PROPOSED REORGANIZATION

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Internal Revenue Code, as amended (the "Code").

As a condition to the consummation of the Reorganization, the Trust will receive an opinion from Kirkpatrick & Lockhart LLP to the effect that, based on the facts and assumptions stated therein as well as certain representations of the Trust, for federal income tax purposes, with respect to the Reorganization: (1) the Reorganization will qualify as a "reorganization" (within the meaning of section 368(a)(1) of the Code), and the Acquired Portfolio and the Acquiring Portfolio participating therein will be a "party to a reorganization" (within the meaning of section 368(b) of the Code); (2) neither the Acquired Portfolio nor the Acquiring Portfolio will recognize gain or loss on the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for Class IB shares of the Acquiring Portfolio and its assumption of the Acquired Portfolio's liabilities or on the distribution of those shares to the Shareholder in exchange for all its Acquired Portfolio shares; (3) the Shareholder will not recognize any gain or loss on the exchange of the Shareholder's Acquired Portfolio shares for those Acquiring Portfolio shares;
(4) the holding period and tax basis of the Acquiring Portfolio's shares received by the Shareholder pursuant to the Reorganization will include the holding period, and will be the same as the tax basis, of the Acquired Portfolio's shares the Shareholder holds immediately prior to the Reorganization (provided the Shareholder holds the shares as a capital asset on the date of the Reorganization); and (5) the Acquiring Portfolio's holding period and tax basis of the assets that Acquired Portfolio transfers to it will include the Acquired Portfolio's holding period, and will be the same as the Acquiring Portfolio's tax basis, of those assets immediately prior to the Reorganization.

Notwithstanding clauses (2) and (5), such opinion may state that no opinion is expressed as to the effect of the Reorganization on the participating Portfolios or the Shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

The foregoing description of the federal income tax consequences of the Reorganization does not take into account the particular circumstances of any Contractowner. If the Reorganization fails to meet the requirements of section 368(a), the Shareholder could recognize a gain or loss on the transaction. Contractowners are therefore urged to consult their tax advisers as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, foreign and other taxes.

    RIGHTS OF SHAREHOLDERS OF THE ACQUIRED PORTFOLIO AND ACQUIRING PORTFOLIO

There are no differences between the rights of the Shareholder as a holder of the Acquired Portfolios and the rights of the Shareholder as a holder of the Acquiring Portfolio. As each Portfolio is a separate series of the Trust, which is a Delaware business trust registered as an open-end management investment company and is subject to the same governing documents, there are no differences between the governing documents or laws applicable to the Acquiring Portfolio and the Acquired Portfolio. You should refer to the Trust's Prospectus and SAI dated May 1, 2002 for further information.


                                 CAPITALIZATION

The following table shows the capitalization of the Acquired Portfolio and the Acquiring Portfolio as of June 30, 2002, and of the Acquiring Portfolio on a pro forma combined basis as of that date, giving effect to the proposed acquisition by the Acquiring Portfolio of the assets and liabilities of the Acquired Portfolio at net asset value.


                                                                        NET ASSET VALUE               SHARES
                                                 NET ASSETS                PER SHARE                OUTSTANDING
                                          ------------------------- ------------------------- ------------------------
OMEGA PORTFOLIO - Class IB                      $16,649,513                  $ 6.80                  2,447,134

FOCUS PORTFOLIO - Class IB                      $60,604,995                  $11.58                  5,235,779

PRO FORMA - FOCUS PORTFOLIO INCLUDING           $77,254,508                  $11.58                  6,674,162
OMEGA PORTFOLIO  -  Class IB



            ADDITIONAL INFORMATION ABOUT EQUITABLE AND THE PORTFOLIOS


                           INFORMATION ABOUT EQUITABLE

AXA Funds Management Group, a unit of Equitable ("AXA FMG" or the "Manager"), 1290 Avenue of the Americas, New York, New York 10104, currently serves as the Manager of the Trust. Equitable is a wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

As Manager, AXA FMG has a variety of responsibilities for the general management and administration of the Trust and the Portfolios, including the selection of Advisers. AXA FMG plays an active role in monitoring each Portfolio and Adviser by using systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. AXA FMG also monitors each Adviser's portfolio management team to determine whether its investment activities remain consistent with the Portfolios' investment style and objectives.

Beyond performance analysis, AXA FMG monitors significant changes that may impact the Adviser's overall business. AXA FMG monitors continuity in the Adviser's operations and changes in investment personnel and senior management. AXA FMG performs annual due diligence reviews with each Adviser.

In its capacity as Manager, AXA FMG has access to detailed, comprehensive information concerning Portfolio and Adviser performance and Portfolio operations. A team is responsible for conducting ongoing investment reviews with each Adviser and for developing the criteria by which Portfolio performance is measured.

AXA FMG selects Advisers from a pool of candidates, including its affiliates, to manage the Portfolios. AXA FMG may add to, dismiss or substitute for the Advisers responsible for managing a Portfolio's assets subject to the approval of the Trust's Board of Trustees. AXA FMG also has discretion to allocate each Portfolio's assets among the Portfolio's Advisers. AXA FMG recommends Advisers for each Portfolio to the Trust's Board of Trustees based upon its continuing quantitative and qualitative evaluation of each Adviser's skills in managing assets pursuant to specific investment styles and strategies. Short-term investment performance, by itself, is not a significant factor in selecting or terminating an Adviser, and AXA FMG does not expect to recommend frequent changes of Advisers. AXA FMG has received an exemptive order from the SEC to permit it and the Trust's Board of Trustees to select and replace Advisers and to amend the advisory agreements between AXA FMG and the Advisers without obtaining shareholder approval. Accordingly, AXA FMG is able, subject to the approval of the Trust's Board of Trustees, to appoint and replace Advisers and to amend advisory agreements without obtaining shareholder approval. In such circumstances, shareholders would receive notice of such action. However, AXA FMG may not enter into an advisory agreement with an "affiliated person" of Equitable (as that term is defined in Section 2(a)(3) of the 1940 Act) ("Affiliated Adviser") unless the advisory agreement with the Affiliated Adviser, including compensation, is also approved by the affected Portfolio's shareholders.


            INFORMATION ABOUT THE ADVISER TO THE ACQUIRING PORTFOLIO

Adviser to Focus Portfolio
--------------------------

MARSICO CAPITAL MANAGEMENT, LLC, 1200 17th Street, Suite 1300, Denver, Colorado 80202. Marsico has been the Adviser to the Portfolio since it commenced operations. Marsico was formed in 1997 and provides investment advisory services to mutual funds and partnerships as well as separately managed accounts for individuals, corporations, charities and retirement plans.

Thomas F. Marsico, Chief Executive Officer of Marsico, is primarily responsible for the day-to-day management of the Portfolio. Mr. Marsico has 20 years of experience as a securities analyst and portfolio manager. Prior to forming Marsico in 1997, Mr. Marsico was an Executive Vice President of the Janus Investment Fund from 1990-1997 and served as the portfolio manager of the Janus Twenty Fund from January 31, 1982 through August 11, 1997. He served in the same capacity for the Janus Growth & Income Fund from May 31, 1991 (inception date) through August 11, 1997.


                  PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

The Acquired Portfolio and the Acquiring Portfolio have the same procedures for purchasing shares. Each of the Portfolios offers its shares to the separate accounts of life insurance companies ("Accounts"). Shares of each of the Portfolios are offered and redeemed at their net asset value without any sales load.

All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. The Portfolios reserve the right to suspend or change the terms of purchasing or selling shares.

The Trust may suspend the right of redemption for any period during which the New York Stock Exchange is closed (other than a weekend or holiday) or during which trading is restricted by the SEC or the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Trust's shareholders. A Portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to seven days to pay a redemption request in order to raise capital, when it is detrimental for a Portfolio to make cash payments as determined in the sole discretion of Equitable.

These Portfolios are not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of each of the Portfolios. These kinds of strategies and transfer activities are disruptive to the Portfolios. If the Trust determines that your transfer patterns among the Portfolios are disruptive to the Portfolios, it may, among other things, restrict the availability of personal telephone requests, fax transmissions, automated telephone services, Internet services or any electronic transfer services. The Trust may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner.

The Trust currently considers transfers into and out of (or vice versa) a Portfolio within a five-business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, the Trust monitors the frequency of transfers, including the size of transfers in relation to portfolio assets, in each Portfolio, and it takes appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when the Trust considers the activity of owners to be disruptive. The Trust currently gives additional individualized notice, to owners who have engaged in such activity, of its intention to restrict such services.

However, the Trust may not continue to give such individualized notice. The Trust may also, in its sole discretion and without further notice, change what it considers disruptive transfer activity, as well as change its procedures to restrict this activity.

The Portfolios generally distribute most or all of their net investment income and their net realized gains, if any, annually. Dividends and other distributions are automatically reinvested at net asset value in shares of the Portfolios.


                               DISTRIBUTION POLICY

The Trust offers two classes of shares on behalf of each Portfolio: Class IA shares and Class IB shares. AXA Advisors, LLC ("AXA Advisors") serves as one of the distributors for the Class IB shares of the Trust offered by this Prospectus as well as one of the distributors for the Class IA shares. AXA Distributors, LLC ("AXA Distributors") serves as the other distributor for the Class IB shares of the Trust as well as the Class IA shares. Both classes of shares are offered and redeemed at their net asset value without any sales load. AXA Advisors and AXA Distributors are affiliates of Equitable. Both AXA Advisors and AXA Distributors are registered as broker-dealers under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust's Class IB shares. Under the Class IB Distribution Plan, the Class IB shares of the Trust pay each of the distributors an annual fee to compensate them for promoting, selling and servicing shares of the Portfolios. The annual fees equal 0.25% of each Portfolio's average daily net assets. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


                              HOW ASSETS ARE VALUED

"Net asset value" is the price of one share of a Portfolio without a sales charge, and is calculated each business day using the following formula for each class of shares:

NET ASSET VALUE =     TOTAL MARKET VALUE OF SECURITIES     +     CASH AND OTHER ASSETS     -     LIABILITIES
                  ---------------------------------------------------------------------------------------------------
                                                    NUMBER OF SHARES OUTSTANDING



The net asset value of Portfolio shares is determined according to this schedule:

     o A share's net asset value is determined as of the close of regular trading on the New York Stock Exchange ("Exchange") on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

     o The price for purchasing or redeeming a share will be based upon the net asset value next calculated after an order is placed by an insurance company or qualified retirement plan.

     o A Portfolio heavily invested in foreign securities may have net asset value changes on days when shares cannot be purchased or sold.

Generally, Portfolio securities are valued as follows:

     o EQUITY SECURITIES - most recent sales price or if there is no sale, latest available bid price.

     o DEBT SECURITIES (OTHER THAN SHORT-TERM OBLIGATIONS) - based upon pricing service valuations.

     o SHORT-TERM OBLIGATIONS - amortized cost (which approximates market value).

     o SECURITIES TRADED ON FOREIGN EXCHANGES - most recent sales or bid price on the foreign exchange or market, unless a significant event occurs after the close of that market or exchange that may materially affect its value. In that case, fair value as determined by or under the direction of the Board of Trustees of the Trust at the close of regular trading on the Exchange.

     o OPTIONS - last sales price or, if not available, previous day's sales price. However, if the bid price is higher or the asked price is lower than the previous day's last sales price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods.

     o FUTURES - last sales price or, if there is no sale, latest available bid price.

     o OTHER SECURITIES - other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value under the direction of the Board of Trustees of the Trust.

EVENTS OR CIRCUMSTANCES AFFECTING THE VALUES OF PORTFOLIO SECURITIES THAT OCCUR BETWEEN THE CLOSING OF THEIR PRINCIPAL MARKETS AND THE TIME THE NAV IS DETERMINED MAY BE REFLECTED IN THE TRUST'S CALCULATION OF NET ASSET VALUES FOR EACH APPLICABLE PORTFOLIO WHEN THE TRUST'S MANAGER DEEMS THAT THE PARTICULAR EVENT OR CIRCUMSTANCE WOULD MATERIALLY AFFECT SUCH PORTFOLIO'S NET ASSET VALUE.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust's Board of Trustees believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values as of the time of pricing.


        TAX CONSEQUENCES OF BUYING, SELLING AND HOLDING PORTFOLIO SHARES

Each Portfolio of the Trust is treated as a separate entity and intends to continue to qualify to be treated as a regulated investment company for federal income tax purposes. Regulated investment companies are not taxed at the entity (Portfolio) level to the extent they pass through their income and gains to their shareholders by paying dividends. A Portfolio will be treated as a regulated investment company if it meets specified federal income tax rules, including types of investments, limits on investments, types of income, and dividend payment requirements. Although the Trust intends that each Portfolio will be operated to have no federal tax liability, if they have any federal tax liability, it could hurt the investment performance of the Portfolio in question. Also, any Portfolio investing in foreign securities or holding foreign currencies could be subject to foreign taxes, which could reduce the investment performance of the Portfolio.

It is important for each Portfolio to maintain its regulated investment company status because the shareholders of the Portfolio that are insurance company separate accounts will then be able to use a favorable investment diversification testing rule in determining whether the Contracts indirectly funded by the Portfolio meet tax qualification rules for those accounts. If a Portfolio fails to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through the Trust could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. Equitable, in its capacity as Administrator and Manager, therefore carefully monitors compliance with all of the regulated investment company rules and variable insurance contract investment diversification rules.

Contractowners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product or refer to their Contract prospectus.


                              FINANCIAL HIGHLIGHTS
             (Notes to Financial Highlights follow the second table)

The financial highlights table is intended to help you understand the financial performance for Class IB of the Acquiring Portfolio. The financial information is for the period of the Portfolio's operations. The information below for the Class IB shares has been derived from the financial statements of the Trust, whish has been audited by PricewaterhouseCoopers LLP, independent public accountants. PricewaterhouseCoopers LLP's report on the Trust's financial statements as of December 31, 2001 appears in the Trust's Annual Report. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that a shareholder would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and disbursements). The total return figures shown below do not reflect any separate account or Contract fees and charges. The information should be read in conjunction with the financial statements contained in the Trust's

Annual Report which are incorporated by reference into the Trust's Statement of Additional Information (SAI) and available upon request.


                      FOCUS PORTFOLIO FINANCIAL HIGHLIGHTS


                                                                                                    CLASS IB
                                                                                            --------------------------
                                                                                                 AUGUST 31, 2001*
                                                                                                       TO
                                                                                                DECEMBER 31, 2001
                                                                                            --------------------------
Net asset value, beginning of period................................................                   $10.00
                                                                                                       ------
     INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss............................................................                   ______#
     Net realized and unrealized gain on investments................................                     1.39
                                                                                                       ------
     Total from investment operations...............................................                     1.39
                                                                                                       ------
     Net asset value, end of period.................................................                   $11.39
                                                                                                       ======
     Total return...................................................................                    13.90%(b)
                                                                                                       ======

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's)...................................................                   $9,292
Ratio of expenses to average net assets after waivers and reimbursements............                     1.15%(a)
Ratio of expenses to average net assets before waivers and reimbursements...........                     3.59%(a)
Ratio of net investment income to average net assets after waivers and
 reimbursements.....................................................................                    (0.13)%(a)
Ratio of net investment income to average net assets before waivers and
 reimbursements.....................................................................                    (2.57)%(a)
Portfolio turnover rate ............................................................                       22%


*     Commencement of Operations
#     Per share amount is less than $0.01.
(a)   Annualized
(b)   Total return is not annualized


                               VOTING INFORMATION


                                  VOTING RIGHTS

Contractowners with amounts allocated to Omega Portfolio at the close of business on August 15, 2002 ("Record Date") will be entitled to be present and give voting instructions for the Portfolio at the Special Meeting with respect to shares attributable to their Contracts as of the Record Date. Equitable will vote the shares for which it receives timely voting instructions from Contractowners in accordance with those instructions.

Each whole share of an Acquired Portfolio is entitled to one vote as to each matter with respect to which it is entitled to vote, as described above, and each fractional share is entitled to a proportionate fractional vote. Votes cast by proxy or in person by the Shareholder at the Special Meeting will be counted by persons appointed as election inspectors for the Special Meeting. As of the Record Date, there were [___] Class IB shares of the Acquired Portfolio issued and outstanding.


                            REQUIRED SHAREHOLDER VOTE

Approval of the Reorganization Plan requires the vote of a majority of the shares of the Acquired Portfolio entitled to vote. If a voting instruction card is not marked to indicate voting instructions but is signed, dated and returned, it will be treated as an instruction to vote, as appropriate, the shares in favor of the proposal. If a Contractowner abstains from voting as to any matter, the shares represented by the abstention will be deemed present at the Special Meeting for purposes of determining a quorum.

[To the knowledge of the Trust, as of the Record Date, no current Trustee owns 1% or more of the outstanding shares of the Omega Portfolio or the Focus Portfolio, and the officers and Trustees own, as a group, less than 1% of the shares of the Omega Portfolio or the Focus Portfolio.] [As of the Record date, no Contractowner owned beneficially or of record 5% or more of the outstanding shares of any Class of the Omega Portfolio or the Marsico Portfolio.]

Equitable may be deemed to be a control person of the Trust by virtue of its direct or indirect ownership of 99.9% of the Trust's shares as of the Record Date. Equitable is located at 1290 Avenue of the Americas, New York, New York 10104 and is organized under the laws of New York. Equitable is a wholly-owned subsidiary of AXA Financial, Inc., itself a wholly-owned subsidiary of AXA, a French insurance holding company. Appendix C hereto lists the persons that, as of the Record Date, owned beneficially or of record 5% or more of the outstanding shares of any Class of the Acquiring Portfolio or the Acquired Portfolio.


                       SOLICITATION OF VOTING INSTRUCTIONS

Solicitation of voting instructions is being made primarily by the mailing of this Notice and Proxy Statement/Prospectus with its enclosures on or about September 6, 2002. In addition to the solicitation of voting instructions by mail, employees of the Trust and its affiliates, without additional compensation, may solicit voting instructions in person or by telephone, telegraph, fax, or oral communication. Employees of Equitable and its subsidiaries as well as officers and agents of the Trust may solicit voting instruction cards.

Equitable will vote the shares for which Equitable receives timely voting instructions from Contractowners in accordance with those instructions. Equitable will vote shares attributable to Contracts for which Equitable is the Contractowner for each proposal. Shares in the investment division of a Separate Account for which Equitable receives no timely voting instructions from Contractowners, or which are attributable to amounts retained by Equitable as surplus or seed money, will be voted by Equitable for or against approval of the proposal, or as an abstention, in the same proportion as the shares for which Contractowners (other than Equitable) have provided voting instructions to Equitable.

Voting instructions executed by a Contractowner may be revoked at any time prior to the Shareholder voting the shares represented thereby by the Contractowner providing the Shareholder with a properly executed written revocation of such voting instructions, or by the Contractowner providing the Shareholder with proper later-dated voting instructions by telephone or by the Internet. In addition, any Contractowner who attends the Special Meeting in person may provide voting instructions by voting instruction card at the Meeting, thereby canceling any voting instruction previously given. Proxies executed by the Shareholder may be revoked at any time before they are exercised by a written revocation duly received, by properly executing a later-dated proxy or by attending the meeting and voting in person, by telephone or by the Internet. The Trust expects that information statements and voting instruction cards, prepared for use by Equitable, as the sole Shareholder of Omega Portfolio, as well as this Proxy Statement/Prospectus, will be mailed to the Contractowners by Equitable on or about September 6, 2002 in order to obtain voting instructions from the Contractowners.

The Shareholder will vote as directed by the voting instruction card, but in the absence of voting instructions in any voting instruction card that is signed and returned, the Shareholder intends to vote "FOR" the applicable proposal(s) and may vote in its discretion with respect to other matters not now known to the Board that may be presented at the Special Meeting.

PROXY SOLICITATION. The costs of the Special Meeting, including the costs of solicitation of proxies and voting instructions [(estimated at $100,000)], will be allocated equally to Equitable and the Focus Portfolio. The Trust has engaged the services of ALAMO direct ("Alamo") to assist it in the solicitation of proxies for the Special Meeting. The principal solicitation will be by mail, but voting instructions also may be solicited by telephone, personal interview by officers or agents of the Trust or the Internet. Alamo will be paid no more than $25,000 for proxy solicitation services. Contractowners can provide voting instructions: (1) by Internet at our website at https://vote.proxy-direct.com (2) by telephone at (800) 597-7836; (3) by fax at
(888) 796-9932; or (4) by mail, with the enclosed voting instruction card.


                                   ADJOURNMENT

If sufficient votes in favor of any Proposal are not received by the time scheduled for the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Special Meeting to be adjourned. If the Meeting is adjourned with respect to one Proposal, any other Proposal may still be acted on by the Shareholder. The Shareholder will vote in favor of such adjournment those proxies that it is entitled to vote in favor of the Proposal. The Shareholder will vote against the adjournment those proxies required to be voted against the Proposal. Equitable and its affiliates will pay the costs of any additional solicitation and any adjourned session.


                OTHER MATTERS TO COME BEFORE THE SPECIAL MEETING

The Trust does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus. If other business should properly come before the Special Meeting, the proxyholders will vote thereon in accordance with their best judgment.

SHAREHOLDER PROPOSALS. The Trust is not required to hold regular Shareholder meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy, or if otherwise deemed advisable by the Trust's management. Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders.


                             ADDITIONAL INFORMATION

Additional information regarding the Acquiring Portfolio and the Acquired Portfolio can be found in the Trust's Prospectus dated May 1, 2002 and the Trust's Statement of Additional Information ("SAI") dated May 1, 2002. Additional financial information can also be found in the Annual Report of the Trust for the fiscal year ended December 31, 2001, and the Semi-annual Report for the period ended June 30, 2002, including financial statements. The Trust will furnish, without charge, to any Contractowner, upon request, a copy of the current Prospectus, SAI, 2001 Annual Report or 2002 Semi-Annual Report. Such requests may be directed to the Trust by writing to 1290 Avenue of the Americas, New York, New York 10104, or by calling 1-800-528-0204.

PROMPT EXECUTION AND RETURN OF THE ENCLOSED VOTING INSTRUCTION CARD IS REQUESTED. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.

THE BOARD, INCLUDING THE INDEPENDENT TRUSTEES, UNANIMOUSLY RECOMMENDS THAT CONTRACTOWNERS INSTRUCT THE SHAREHOLDER TO VOTE "FOR" EACH PROPOSAL. IF EXECUTED BUT UNMARKED VOTING INSTRUCTIONS ARE RECEIVED, THE SHAREHOLDER WILL VOTE THOSE UNMARKED VOTING INSTRUCTIONS IN FAVOR OF THE PROPOSAL.



                                            Patricia Louie,
                                            Vice President and Secretary


______, 2002

1290 Avenue of the Americas
New York, New York  10104

                                   APPENDIX A

                 FORM OF PLAN OF REORGANIZATION AND TERMINATION

         THIS PLAN OF REORGANIZATION AND TERMINATION ("Plan") is made as of this day of November, 2002, by EQ Advisors Trust, a Delaware business trust
("Trust"), with its principal place of business at 1290 Avenue of the Americas, New York, New York 10104, on behalf of the EQ/Marsico Focus Portfolio ("Acquiring Portfolio") and the EQ/Evergreen Omega Portfolio ("Acquired Portfolio"), each a segregated portfolio of assets ("series") of the Trust (each a "Portfolio").

         The Trust is a trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware and is duly registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Trust sells common shares of beneficial interest, $0.01 par value per share, in the Portfolios ("shares") to separate accounts of The Equitable Life Assurance Society of the United States ("Equitable"). Each Portfolio is an underlying investment option for separate accounts that fund certain variable annuity contracts and/or variable life insurance policies issued by Equitable ("Contracts"). Shares of the Acquired Portfolio are held entirely by Separate Accounts of Equitable ("Separate Accounts"), and shares of the Acquiring Portfolio also are held entirely by separate accounts of Equitable ("Acquiring Portfolio Accounts"). Under applicable law, the assets of all such accounts (i.e., the shares of the Portfolios) are the property of Equitable (which is the owner of record of all those shares) and are held for the benefit of the Contract holders.

         The Trust wishes to effect a reorganization described in section 368(a)(1) of the Internal Revenue Code of 1986, as amended ("Code"), and intends this Plan to be, and adopts it as, a "plan of reorganization" within the meaning of the regulations under the Code ("Regulations"). The reorganization will consist of the transfer of all assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for voting shares of beneficial interest in the Acquiring Portfolio, the assumption by the Acquiring Portfolio of all liabilities of the Acquired Portfolio, and the distribution of those shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio (all the foregoing transactions being referred to herein collectively as the "Reorganization"), all on the terms and conditions hereinafter set forth in this Plan.

         The Trustees of the Trust have determined that the Reorganization is in the best interests of each Portfolio and its shareholders and that the interests of the existing shareholders of each Portfolio would not be diluted as a result of the Reorganization.

         The Acquired Portfolio has a single outstanding class of shares -- Class IB common shares of beneficial interest ($0.01 par value per share) ("Acquired Portfolio Shares"). The Acquiring Portfolio's outstanding shares are divided into two classes, including Class IB common shares of beneficial interest ($0.01 par value per share) ("Acquiring Fund Shares"). Only the Acquiring Portfolio's Class IB shares (the Acquiring Fund Shares), which are substantially similar to the Acquired Portfolio Shares, are involved in the Reorganization.


1.       PLAN OF REORGANIZATION AND TERMINATION

1.1 Subject to the requisite approval of the Acquired Portfolio's shareholders and the other terms and conditions herein set forth, the Acquired Portfolio shall assign, convey, transfer, and deliver all of its assets described in paragraph 1.2 to the Acquiring Portfolio. In exchange therefor, the Acquiring Portfolio shall -

         (a) issue and deliver to the Acquired Portfolio the number of full and fractional (rounded to the eighth decimal place) Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio's net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and

         (b) assume all liabilities of the Acquired Portfolio, as set forth in paragraph 1.3.

Such transactions shall take place at the closing provided for in paragraph 3.1 ("Closing").

1.2 The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property owned by the Acquired Portfolio (including all cash, securities, commodities, futures interests, interest and dividends receivable, claims and rights of action, rights to register shares under applicable securities laws, and books and records, and any deferred or prepaid expenses shown as an asset on its books) on the closing date provided for in paragraph 3.1 ("Closing Date") (collectively, "Assets").

1.3 The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Portfolio shall assume all liabilities, debts, obligations, and duties of whatever kind or nature of the Acquired Portfolio, whether absolute, accrued, contingent, or otherwise, known or unknown, existing at the Valuation Date defined in paragraph
2.1 (collectively, "Liabilities").

1.4 On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.5 Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will distribute to its shareholders of record, determined as of immediately after the close of business on the Closing Date ("Acquired Portfolio Shareholders"), on a pro rata basis, the Acquiring Portfolio Shares received by the Acquired Portfolio pursuant to paragraph 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the Acquired Portfolio Shareholders. The aggregate net asset value of Acquiring Portfolio Shares to be so credited to each Acquired Portfolio Shareholder shall be equal to the aggregate net asset value of the Acquired Portfolio Shares owned by such Acquired Portfolio Shareholder on the Closing Date. All issued and outstanding shares of the Acquired Portfolio will simultaneously be canceled on its books. The Acquiring Portfolio shall not issue certificates representing the Acquiring Portfolio Shares in connection with the Reorganization.

1.6 Ownership of Acquiring Portfolio Shares will be shown on the books of the Transfer Agent (as defined in paragraph 3.3).

1.7 Any reporting responsibility of the Acquired Portfolio, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission ("Commission"), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain the Acquired Portfolio's responsibility.

2.       VALUATION

2.1 The value of the Assets shall be their value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures in the Trust's then-current prospectus and statement of additional information and valuation procedures established by the Trust's Board of Trustees. For purposes of paragraph 1.1(a), the value of the Acquired Portfolio's net assets shall be the value computed pursuant to the preceding sentence less the amount of the Liabilities as of the Valuation Date.

2.2 The net asset value of an Acquiring Portfolio Share shall be its net asset value computed as of the Valuation Date, using the valuation procedures set forth in the Trust's then-current prospectus and statement of additional information and valuation procedures established by the Trust's Board of Trustees.

2.3 All computations of value shall be made by The Equitable Life Assurance Society of the United States ("Equitable"), in its capacity as administrator for the Trust, and shall be subject to confirmation by the Trust's independent accountants.

3.       CLOSING AND CLOSING DATE

3.1 Unless the Trust determines otherwise, the Closing Date shall be July 12, 2002, and all acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Trust or at such other place as the Trust determines.

3.2 The Trust shall direct The JPMorgan Chase Bank, as custodian for the Acquired Portfolio ("Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (a) the Assets have been delivered in proper form to the Acquiring Portfolio within two business days prior to or on the Closing Date and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Portfolio's portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act) in which any Assets are deposited, the Assets that are deposited with such depositories. The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

3.3 The Trust shall direct Equitable, in its capacity as the Trust's transfer agent ("Transfer Agent"), to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding Acquired Portfolio Shares owned by each such shareholder immediately prior to the Closing.

3.4 If on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of either Portfolio (each, an "Exchange") is closed to trading or trading thereupon is restricted or (b) trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the judgment of the Board of Trustees of the Trust, accurate appraisal of the value of the net assets of either Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading has been fully resumed and reporting has been restored.

4.       CONDITIONS PRECEDENT

4.1 The Trust's obligation to implement this Plan on the Acquiring Portfolio's behalf shall be subject to satisfaction of the following conditions at or before the Closing Date:

         (a) The Acquired Portfolio is duly organized as a series of the Trust;

         (b) On the Closing Date, the Trust, on behalf of the Acquired Portfolio, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, the Trust, on behalf of the Acquiring Portfolio, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended ("1933 Act");

         (c) The Acquired Portfolio is not engaged currently, and the execution, delivery, and performance of this Plan will not result, in (1) a material violation of the Trust's Amended and Restated Agreement and Declaration of Trust ("Declaration of Trust") or By-Laws or of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Trust, on behalf of the Acquired Portfolio, is a party or by which it is bound, or (2) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment, or decree to which the Trust, on behalf of the Acquired Portfolio, is a party or by which it is bound;

         (d) All material contracts and other commitments of the Acquired Portfolio (other than this Plan and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Portfolio on or prior to the Closing Date;

         (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust with respect to the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquired Portfolio, knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

         (f) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Acquired Portfolio at December 31, 2001, have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied. Equitable represents that such statements present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

         (g) Since December 31, 2001, there has not been any material adverse change in the Acquired Portfolio's financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred. For purposes of this subparagraph, a decline in net asset value per Acquired Portfolio Share due to declines in market values of securities held by the Acquired Portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio Shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change;

         (h) On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Trust's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (i) The Acquired Portfolio is a "fund" as defined in section 851(g)(2) of the Code; for each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company ("RIC"), has complied (or will comply) with the applicable diversification requirements imposed by Subchapter L of the Code, and has been (or will be) eligible to and has computed (or will compute) its federal income tax under section 852 of the Code; the Acquired Portfolio will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date; the Assets will be invested at all times through the Closing Date in a manner that ensures compliance with the foregoing; and the Acquired Portfolio has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

         (j) All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3; and the Acquired Portfolio does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquired Portfolio Shares, nor is there outstanding any security convertible into any Acquired Portfolio Shares;

         (k) The Acquired Portfolio incurred the Liabilities in the ordinary course of its business;

         (l) The Acquired Portfolio is not under the jurisdiction of a court in a "title 11 or similar case" (within the meaning of section 368(a)(3)(A) of the Code);

         (m) During the five-year period ending on the Closing Date, (1) neither the Acquired Portfolio nor any person "related" (as defined in section 1.368-1(e)(3) of the Regulations) to it will have acquired Acquired Portfolio Shares, either directly or through any transaction, agreement, or arrangement with any other person, with consideration other than Acquiring Portfolio Shares or Acquired Portfolio Shares, except for shares redeemed in the ordinary course of the Acquired Portfolio's business as a series of an open-end investment company as required by section 22(e) of the 1940 Act, and (2) no distributions will have been made with respect to Acquired Portfolio Shares, other than normal, regular dividend distributions made pursuant to the Acquired Portfolio's historic dividend-paying practice that qualify for the deduction for dividends paid (as defined in section 561 of the Code) referred to in sections 852(a)(1) and 4982(c)(1)(A) of the Code; and

         (n) Not more than 25% of the value of the Acquired Portfolio's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers.

4.2 The Trust's obligation to implement this Plan on the Acquired Portfolio's behalf shall be subject to satisfaction of the following conditions on or before the Closing Date:

         (a) The Acquiring Portfolio is duly organized as a series of the Trust;

         (b) No consideration other than Acquiring Portfolio Shares (and the Acquiring Portfolio's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

         (c) The Acquiring Portfolio is not engaged currently, and the execution, delivery, and performance of this Plan will not result, in (1) a material violation of the Declaration of Trust or the Trust's By-Laws or of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Trust, on behalf of the Acquiring Portfolio, is a party or by which it is bound, or (2) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment, or decree to which the Trust, on behalf of the Acquiring Portfolio, is a party or by which it is bound;

         (d) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust with respect to the Acquiring Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquiring Portfolio, knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

         (e) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Acquiring Portfolio at December 31, 2001, have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with GAAP consistently applied. Equitable represents that such statements present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with

               GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

         (f) Since December 31, 2001, there has not been any material adverse change in the Acquiring Portfolio's financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred. For purposes of this subparagraph, a decline in net asset value per Acquiring Portfolio Share due to declines in market values of securities held by the Acquiring Portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio shall not constitute a material adverse change;

         (g) On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Trust's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (h) The Acquiring Portfolio is a "fund" as defined in section 851(g)(2) of the Code; for each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a RIC, has complied (or will comply) with the applicable diversification requirements imposed by Subchapter L of the Code, and has been (or will be) eligible to and has computed (or will compute) its federal income tax under section 852 of the Code; and the Acquiring Portfolio has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

         (i) All issued and outstanding Acquiring Portfolio Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; and the Acquiring Portfolio does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

         (j) The Acquiring Portfolio has no plan or intention to issue additional Acquiring Portfolio Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does the Acquiring Portfolio, or any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it, have any plan or intention to acquire -- during the five-year period beginning on the Closing Date, either directly or through any transaction, agreement, or arrangement with any other person -- with consideration other than Acquiring Portfolio Shares, any Acquiring Portfolio Shares issued to the Acquired Portfolio Shareholders pursuant to the Reorganization, except for redemptions in the ordinary course of such business as required by section 22(e) of the 1940 Act;

         (k) Following the Reorganization, the Acquiring Portfolio (1) will continue the Acquired Portfolio's "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) and (2) will use a significant portion of the Acquired Portfolio's "historic business assets" (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; moreover, the Acquiring Portfolio
               (3) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (4) expects to retain substantially all the Assets in the same form as it receives them in the

               Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

         (l) There is no plan or intention for the Acquiring Portfolio to be dissolved or merged into another business trust or a corporation or any "fund" thereof (within the meaning of section 851(g)(2) of the Code) following the Reorganization;

         (m) The Acquiring Portfolio does not directly or indirectly own, nor on the Closing Date will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of the Acquired Portfolio;

         (n) During the five-year period ending on the Closing Date, neither the Acquiring Portfolio nor any person "related" (as defined in section 1.368-1(e)(3) of the Regulations) to it will have acquired Acquired Portfolio Shares with consideration other than Acquiring Portfolio Shares;

         (o) Immediately after the Reorganization, (1) not more than 25% of the value of the Acquiring Portfolio's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers; and

         (p) The Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Plan, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares and will be fully paid and non-assessable by the Trust.

4.3 The Trust's obligation to implement this Plan on each Portfolio's behalf shall be subject to satisfaction of the following conditions on or before the Closing Date:

         (a) No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), the 1940 Act, or state securities laws for the Trust's adoption of this Plan, except for (1) the Trust's filing with the Commission of a registration statement on Form N-14 relating to the Acquiring Portfolio Shares issuable hereunder, and any supplement or amendment thereto ("Registration Statement"), and (2) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Closing Date;

         (b) The fair market value of the Acquiring Portfolio Shares received by each Acquired Portfolio Shareholder will be approximately equal to the fair market value of its Acquired Portfolio Shares constructively surrendered in exchange therefor;

         (c) Its management (1) is unaware of any plan or intention of Acquired Portfolio Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Acquired Portfolio Shares before the Reorganization to any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to either Portfolio or (ii) any portion of the Acquiring Portfolio Shares they receive in the Reorganization to any person "related" (within such meaning) to the Acquiring Portfolio, (2) does not anticipate dispositions of those Acquiring Portfolio Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of the Acquired Portfolio as a series of an open-end investment company, (3) expects that the percentage of Acquired Portfolio Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be de minimis, and (4) does not anticipate that there will be extraordinary redemptions of Acquiring Portfolio Shares immediately following the Reorganization;

         (d) The Acquired Portfolio Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

         (e) The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by the Acquiring Portfolio and those to which the Assets are subject;

         (f) There is no intercompany indebtedness between the Portfolios that was issued or acquired, or will be settled, at a discount;

         (g) Pursuant to the Reorganization, the Acquired Portfolio will transfer to the Acquiring Portfolio, and the Acquiring Portfolio will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, the Acquired Portfolio held immediately before the Reorganization. For the purposes of the foregoing, any amounts the Acquired Portfolio uses to make redemptions and distributions immediately before the Reorganization (except (1) redemptions in the ordinary course of its business required by section 22(e) of the 1940 Act and (2) regular, normal dividend distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under section 4982 of the Code) will be included as assets held thereby immediately before the Reorganization;

         (h) None of the compensation received by any Acquired Portfolio Shareholder who is an employee of or service provider to the Acquired Portfolio will be separate consideration for, or allocable to, any of the Acquired Portfolio Shares that Acquired Portfolio Shareholder held; none of the Acquiring Portfolio Shares any such Acquired Portfolio Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the consideration paid to any such Acquired Portfolio Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

         (i) Immediately after the Reorganization, the Acquired Portfolio Shareholders, by reason of their ownership of Acquired Portfolio Shares immediately before the Reorganization, will own shares constituting "control" (within the meaning of section 304(c) of the Code) of the Acquiring Portfolio;

         (j) Neither Portfolio will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rule. 73-54, 1973-1 C.B. 187) ("Reorganization Expenses");

         (k) The aggregate value of the acquisitions, redemptions, and distributions limited by paragraphs 4.1(m), 4.2(j), and 4.2(n) will not exceed 50% of the value (without giving effect to such acquisitions, redemptions, and distributions) of the proprietary interest in the Acquired Portfolio on the Closing Date;

         (l) The Trust shall have called a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Plan and to take all other action necessary to obtain approval of the transactions contemplated herein;

         (m) The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to the Trust's best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act;

         (n) The Trust shall have received an opinion of Kirkpatrick & Lockhart LLP ("Counsel") substantially to the effect that:

         (1) Each Portfolio is a duly established series of the Trust, a trust that is duly organized and validly existing under the laws of the State of Delaware with power under the Declaration of Trust to own all its properties and assets and, to Counsel's knowledge, to carry on its business as presently conducted;

         (2) This Plan (i) has been duly authorized and adopted by the Trust on behalf of each Portfolio and (ii) is a valid and legally binding obligation of the Trust with respect to each Portfolio, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

         (3) The Acquiring Portfolio Shares to be issued and distributed to the Acquired Portfolio Shareholders under this Plan, assuming their due delivery as contemplated hereby, will be duly authorized, validly issued and outstanding, and fully paid and non-assessable by the Trust;

         (4) The adoption of this Plan did not, and the consummation of the transactions contemplated hereby will not, materially violate any provision of the Declaration of Trust or the Trust's By-Laws or of any agreement (known to Counsel, without any independent inquiry or investigation) to which the Trust (with respect to either Portfolio) is a party or by which it is bound or (to Counsel's knowledge, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which the Trust (with respect to either Portfolio) is a party or by which it is bound, except as set forth in such opinion;

         (5) To Counsel's knowledge (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Trust on behalf of either Portfolio of the transactions contemplated herein, except any obtained under the 1933 Act, the 1934 Act, and the 1940 Act and any required under state securities laws;

         (6) The Trust is registered with the Commission as an investment company, and to Counsel's knowledge no order has been issued or proceeding instituted to suspend such registration; and

         (7) To Counsel's knowledge (without any independent inquiry or investigation), (i) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to the Trust (with respect to either Portfolio) or any of its properties or assets attributable or allocable to either Portfolio and (ii) the Trust (with respect to each Portfolio) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects either Portfolio's business, except as set forth in such opinion.

In rendering such opinion, Counsel may (1) rely, as to matters governed by the laws of the State of Delaware, on an opinion of competent Delaware counsel, (2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (3) limit such opinion to applicable federal and state law, and (4) define the word "knowledge" and related terms to mean the knowledge of attorneys then with Counsel who have devoted substantive attention to matters directly related to this Plan and the Reorganization; and

         (o) The Trust shall have received an opinion of Counsel as to the federal income tax consequences mentioned below ("Tax Opinion"). In rendering the Tax Opinion, Counsel may assume satisfaction of all the conditions set forth in this paragraph 4, may treat them as representations and warranties the Trust made to Counsel, and may rely as to factual matters, exclusively and without independent verification, on such representations and warranties. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Plan, for federal income tax purposes:

         (1) The Acquiring Portfolio's acquisition of the Assets in exchange solely for Acquiring Portfolio Shares and its assumption of the Liabilities, followed by the Acquired Portfolio's distribution of those shares pro rata to the Acquired Portfolio Shareholders constructively in exchange for their Acquired Portfolio Shares, will qualify as a reorganization within the meaning of section 368(a)(1) of the Code, and each Portfolio will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

         (2) The Acquired Portfolio will recognize no gain or loss on the transfer of the Assets to the Acquiring Portfolio in exchange solely for Acquiring Portfolio Shares and the Acquiring Portfolio's assumption of the

         Liabilities or on the subsequent distribution of those shares to the Acquired Portfolio Shareholders in constructive exchange for their Acquired Portfolio Shares;

         (3) The Acquiring Portfolio will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Portfolio Shares and its assumption of the Liabilities;

         (4) The Acquiring Portfolio's basis in the Assets will be the same as the Acquired Portfolio's basis therein immediately before the Reorganization, and the Acquiring Portfolio's holding period for the Assets will include the Acquired Portfolio's holding period therefor;

         (5) An Acquired Portfolio Shareholder will recognize no gain or loss on the constructive exchange of all its Acquired Portfolio Shares solely for Acquiring Portfolio Shares pursuant to the Reorganization; and

         (6) An Acquired Portfolio Shareholder's aggregate basis in the Acquiring Portfolio Shares it receives in the Reorganization will be the same as the aggregate basis in its Acquired Portfolio Shares it constructively surrenders in exchange for those Acquiring Portfolio Shares, and its holding period for those Acquiring Portfolio Shares will include its holding period for those Acquired Portfolio Shares, provided the Acquired Portfolio Shareholder held them as capital assets on the Closing Date.

Notwithstanding subparagraphs (2) and (4), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Portfolios or any Acquired Portfolio Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

5.       EXPENSES

The Reorganization Expenses shall be borne equally by the Acquiring Portfolio and Equitable (and its affiliates). The Reorganization Expenses include costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Portfolio's prospectus and the Acquired Portfolio's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding the foregoing, expenses shall be paid by the party directly incurring them if and to the extent that the payment thereof by another person would result in such party's disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization.

6.       TERMINATION

This Plan may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Trust's Board of Trustees, at any time prior to the Closing Date, if circumstances develop that, in its opinion, make proceeding with this Plan inadvisable.

7.       AMENDMENTS

The Trust's Board of Trustees may amend, modify, or supplement this Plan at any time in any manner, notwithstanding the Acquired Portfolio's shareholders' approval thereof; provided that, following such approval no such amendment, modification, or supplement shall have a material adverse effect on the Acquired Portfolio Shareholders' interests.

8.       MISCELLANEOUS

8.1 This Plan shall be construed and interpreted in accordance with the internal laws of the State of Delaware; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

8.2 Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the Portfolios and their respective successors and assigns any rights or remedies under or by reason of this Plan.

8.3 Notice is hereby given that this instrument is adopted on behalf of the Trust's Trustees solely in their capacities as Trustees, and not individually, and that the Trust's obligations under this instrument are not binding on or enforceable against any of its Trustees, officers, or shareholders or any series of the Trust other than the Portfolios but are only binding on and enforceable against the respective Portfolios' property. Each Portfolio, in asserting any rights or claims under this Plan, shall look only to the other Portfolio's property in settlement of such rights or claims and not to such Trustees, officers, or shareholders.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary.


Attest:                                  EQ ADVISORS TRUST on behalf of its
                                         EQ/Marsico Focus Portfolio




------------------------------           -------------------------------
Secretary                                Its:     President and Trustee




Attest:                                  EQ ADVISORS TRUST on behalf of its
                                         EQ/Evergreen Omega Portfolio




------------------------------           -------------------------------
Secretary                                Its:     President and Trustee

                                   APPENDIX B

    EXCERPTS FROM THE EQ ADVISORS TRUST ANNUAL REPORT DATED DECEMBER 31, 2001

                       MANAGEMENT DISCUSSION AND ANALYSIS
                           EQ/MARSICO FOCUS PORTFOLIO

Portfolio Manager Discussion and Analysis
-----------------------------------------

Note: The EQ/Marsico Focus Portfolio commenced operations on August 31, 2001.

Investments in health care companies such as Tenet Health Care and Johnson & Johnson added value to the portfolio over the year. Quest Diagnostics, which is in the medical devices field, also posted strong gains for the portfolio. An underweighting in pharmaceutical and biotechnology companies added value. Aided by a strong fourth quarter rally, the portfolio's overweight position in consumer-related holdings added a good amount of value in 2001. This was particularly true for retailing positions, including Home Depot, Tiffany & Co., and Four Seasons Hotel. The portfolio also benefited from its underweighting in technology companies. In terms of specific investments that were owned in this area, IBM, Microsoft, and Qualcomm were strong performers.

Some of the portfolio's technology-related positions (as noted above) performed very well. That was not the case across-the-board in this sector. Cisco Systems was among the worst-performing stocks in the portfolio. In the financial services sector, companies such as Lehman Brothers Holdings, American International Group, and Washington Mutual had an adverse effect on investment results. In the aerospace/defense sector, Alliant Techsystems was a weak performer, dragging down the total industry return. (General Dynamics and Lockheed-Martin, however, contributed positively to performance.)

Investment Objective
--------------------

Seeks to achieve long-term growth of capital.

Portfolio Summary
-----------------

Net assets...............................................................................$9.3 million
Number of issues  .................................................................................35

Largest Equity Holdings, as of 12/31/01
---------------------------------------

Tenet Healthcare Corp.  .............................................Health Care Equipment & Services
Costco Wholesale Corp.  ...................................................General Merchandise Stores
UnitedHealth Group, Inc.  ...........................................Health Care Equipment & Services
Tiffany & Co.  ......................................................................Specialty Stores
International Business Machines Corp.  .............................................Computer Hardware
Microsoft Corp.  .....................................................................System Software
Lehman Brothers Holdings, Inc.  ...............................................Diversified Financials
Home Depot, Inc.  ............................................................Home Improvement Retail
Citigroup, Inc.  ..............................................................Diversified Financials
Cisco Systems, Inc.  ...............................................................Network Equipment

Asset Mix Distribution, as of 12/31/01
--------------------------------------

Domestic Stock  ................................................................................94.4%
Foreign Stock & ADR's  ..........................................................................5.4%
U.S. Government Securities  ....................................................................24.8%
Cash & Other  .................................................................................(24.6%)

     Total  ....................................................................................100.0%


Annualized Total Returns as of 12/31/01
---------------------------------------


                                                    Since Inception as of
                                                        August 31, 2001
                                                    ---------------------
Portfolio - IB Shares                                        13.90%
Russell 1000 Growth                                           3.64%



Growth of $10,000 Investment as of December 31, 2001
----------------------------------------------------
(Invested at Inception)

                           EQ/MARSICO FOCUS PORTFOLIO








               Portfolio Class IB Shares ($11,390)
               Russell 1000 Growth ($10,364)

                               [GRAPHIC OMITTED]

                                   APPENDIX C

As of August 1, 2002, the following persons owned beneficially or of record 5% or more of the outstanding shares of the specified Class of the Acquiring Portfolio or the Acquired Portfolio:


                                                              % of Class          % of Portfolio         % of Portfolio
                                                                before                before                 after
Name and Address              Portfolio        Class        Reorganization        Reorganization         Reorganization
----------------              ---------        -----        --------------        --------------         --------------






                       STATEMENT OF ADDITIONAL INFORMATION
                              OF EQ ADVISORS TRUST

                       SPECIAL MEETING OF SHAREHOLDERS OF
                EQ/EVERGREEN OMEGA PORTFOLIO OF EQ ADVISORS TRUST

                         SCHEDULED FOR NOVEMBER 5, 2002



------------------------------------------------------------ ---------------------------------------------------------
               Acquisition of the assets of:                               By and in exchange for shares of:
------------------------------------------------------------ ---------------------------------------------------------
EQ/Evergreen Omega Portfolio............................     EQ/Marsico Focus Portfolio
("Omega Portfolio")                                          ("Focus Portfolio")

                                                    each a series of:
                                                    EQ Advisors Trust
                                                    1290 Avenue of the Americas
                                                    New York, NY 10104

----------------------------------------------------------------------------------------------------------------------


This Statement of Additional Information is available to owners of and participants in variable life insurance contracts and variable annuity certificates and contracts ("Contracts") with amounts allocated to Omega Portfolio in connection with the proposed transaction whereby all of the assets and liabilities of Omega Portfolio (the "Acquired Portfolio") will be transferred to Focus Portfolio (the "Acquiring Portfolio"), each a series of EQ Advisors Trust ("Trust"), in exchange for Class IB shares of the Acquiring Portfolio.

This Statement of Additional Information of the Trust consists of this cover page and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1.       Statement of Additional Information for the Trust dated May 1, 2002.

2. The Financial Statements for the Acquiring Portfolio and the Acquired Portfolio for the period ended December 31, 2001 included in the Annual Report of the Trust dated December 31, 2001, filed on March 6, 2002.

This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated August ___, 2002 relating to the Reorganization of the Omega Portfolio may be obtained, without charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.


                              FINANCIAL STATEMENTS

Financial statements for the Acquiring Portfolio and the Acquired Portfolio are incorporated herein by reference to the Trust's Statement of Additional Information dated May 1, 2002.

                         PRO FORMA FINANCIAL STATEMENTS

Shown below are unaudited pro forma financial statements for the combined Marsico Portfolio, assuming the Reorganization had been consummated, as of December 31, 2001. The first table presents pro forma Statements of Assets and Liabilities for the combined Marsico Portfolio. The second table presents pro forma Statements of Operations for the combined Marsico Portfolio. The third table presents a pro forma Portfolio of Investments for the combined Marsico Portfolio. The tables are followed by the Notes to the Pro Forma Financial Statements.

                      PRO FORMA EQ/MARSICO FOCUS FINANCIALS
                      (UNAUDITED - AS OF DECEMBER 31, 2001)

                                                                                                                        PRO FORMA
                                                                       EQ/MARSICO      EQ/EVERGREEN    PRO FORMA       EQ/MARSICO
                                                                          FOCUS            OMEGA      ADJUSTMENTS         FOCUS
STATEMENT OF ASSETS AND LIABILITIES
ASSETS
Investments at value                                                  $ 11,605,479    $  13,500,361    $        -     $  25,105,840
Cash                                                                             3            3,289             -             3,292
Receivable for securities sold                                             221,105          162,628             -           383,733
Short-term investments held as collateral for loaned securities                  -        3,632,175             -         3,632,175
Receivable from investment manager                                           3,483           17,847             -            21,330
Receivable from Separate Accounts for Trust shares sold                     32,477                -             -            32,477
Dividends, interest and other receivables                                    1,909                -             -             1,909
Other assets                                                                   189            9,373             -             9,562
                                                                      ------------    -------------    ----------     -------------
     Total assets                                                       11,864,645       17,325,673             -        29,190,318
                                                                      ------------    -------------    ----------     -------------
LIABILITIES
Payable to custodian                                                        12,000           17,025             -            29,025
Payable for securities purchased                                         2,226,515          165,397             -         2,391,912
Collateral held for loaned securities                                            -        3,632,175             -         3,632,175
Administrative fees payable                                                  2,721            2,808             -             5,529
Distribution fees payable                                                    1,700            2,461             -             4,161
Trustees' fees payable                                                          11               82             -                93
Payable to Separate Accounts for Trust shares redeemed                     322,880               56             -           322,936
Accrued expenses                                                             7,031                -             -             7,031
                                                                      ------------    -------------    ----------     -------------
     Total liabilities                                                   2,572,858        3,820,004             -         6,392,862
                                                                      ------------    -------------    ----------     -------------
NET ASSETS                                                            $  9,291,787    $  13,505,669    $        -     $  22,797,456
                                                                      ============    =============    ==========     =============
Investments at cost                                                   $ 11,190,157    $  12,809,821    $        -     $  23,999,978
                                                                      ============    =============    ==========     =============
Foreign Cash                                                          $          3    $           -    $        -     $           3
                                                                      ============    =============    ==========     =============
COMPONENTS OF NET ASSETS:
Paid in capital                                                       $  8,837,886    $  15,805,499    $        -     $  24,643,385
Accumulated undistributed (overdistributed) net investment income              106              (52)            -                54
Accumulated undistributed net realized gain (loss)                          38,473       (2,990,318)            -        (2,951,845)
Unrealized appreciation (depreciation) on investments and foreign
     currency denominated assets and liabilities                           415,322          690,540             -         1,105,862
                                                                      ------------    -------------    ----------     -------------
NET ASSETS                                                               9,291,787       31,505,669             -        22,797,456
                                                                      ============    =============    ==========     =============
CLASS IB SHARES:
Net Assets                                                            $  9,291,787    $  31,505,669    $        -     $  22,797,456
                                                                      ============    =============    ==========     =============
Shares outstanding                                                         815,431        1,690,925      (505,684)(a)     2,000,672
                                                                      ============    =============    ==========     =============
Net asset value, offering and redemption price per share              $      11.39    $        7.99    $        -     $       11.39
                                                                      ============    =============    ==========     =============


(a) Reflects new shares issued, net of retired shares of the Portfolio.



                       See Notes to Financial Statements

                      PRO FORMA EQ/MARSICO FOCUS FINANCIALS
                      (UNAUDITED - AS OF DECEMBER 31, 2001)

                                                                                                                PRO FORMA
                                                               EQ/MARSICO     EQ/EVERGREEN    PRO FORMA        EQ/MARSICO
                                                                 FOCUS*           OMEGA      ADJUSTMENTS          FOCUS
STATEMENT OF OPERATIONS
INVESTMENT INCOME:
Income:
     Dividends                                                 $    6,676     $     39,103   $         -          $ 45,779
     Interest                                                       9,085           25,270             -            34,355
     Securities lending-net                                             -            1,234             -             1,234
                                                               ----------     ------------   -----------      ------------
          Total income                                             15,761           65,607             -            81,368
                                                               ----------     ------------   -----------      ------------
Expenses:
     Management Fee                                                13,980           64,793        24,919 (a)       103,692
     12b-1                                                          3,883           24,931             -            28,814
     Administration Fee                                            10,415           43,941        (9,356)(b)        45,000
     Professional Fees                                             15,042           19,427        (4,469)(b)        30,000
     Custody Fee                                                   12,000           33,102        (9,102)(b)        36,000
     Trustees Fees                                                     14              164             -               178
     Miscellaneous                                                      -              154             -               154
     Shareholder Reporting Fee                                        523            2,221             -             2,744
                                                               ----------     ------------   -----------      ------------
          Gross expenses                                           55,857          188,733         1,992           246,582
                                                               ----------     ------------   -----------      ------------
                    Fees Paid Indirectly                             (189)            (438)            -              (627)
               Reimbursement from investment manager              (24,010)         (29,245)       43,302 (a)        (9,953)
                    Waiver of investment management fees          (13,980)         (64,793)       24,919 (a)      (103,692)
                                                               ----------     ------------   -----------      ------------
     Net expenses                                                  17,678           94,257        20,375           132,310
                                                               ----------     ------------   -----------      ------------
NET INVESTMENT INCOME (LOSS)                                       (1,917)         (28,650)      (20,375)          (50,942)
                                                               ----------     ------------   -----------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
     Realized Gain (Loss) on:
          Securities                                               38,473       (2,161,917)            -        (2,123,444)
          Futures contracts                                           (76)               -             -               (76)
                                                               ----------     ------------   -----------      ------------
     Realized gain (loss)-net                                      38,397       (2,161,917)            -        (2,123,520)
                                                               ----------     ------------   -----------      ------------
     Change in Unrealized Appreciation (Depreciation) on:
          Securities                                              415,322          634,550             -         1,049,872
                                                               ----------     ------------   -----------      ------------
REALIZED AND UNREALIZED GAIN (LOSS)-NET                           453,719       (1,527,367)            -        (1,073,648)
                                                               ----------     ------------   -----------      ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS          $  451,802     $ (1,556,017)  $   (20,375)     $ (1,124,590)
                                                               ==========     ============   ===========      ============
Foreign taxes withheld on dividends                            $        -     $          -   $         -               $ -
                                                               ==========     ============   ===========      ============
Foreign taxes withheld on interest                             $        -     $          -   $         -               $ -
                                                               ==========     ============   ===========      ============
From affiliated companies                                      $        -     $          -   $         -               $ -
                                                               ==========     ============   ===========      ============


(a)  Reflects adjustment in expenses due to effects of new contract rate.
(b)  Reflects adjustment in expenses due to elimination of duplicative services.
 *   Reflects information for the period August 31 - December 31.


                       See Notes to Financial Statements

EQ/Marsico Focus Portfolio
----------------------------------
Pro Forma Portfolio of Investments


                              PRO FORMA
EQ/MARSICO    EQ/EVERGREEN    EQ/MARISCO                                            EQ/MARSICO     EQ/EVERGREEN       PRO FORMA
   FOCUS          OMEGA         OMEGA                                                 FOCUS            OMEGA         EQ/MARISCO
 PORTFOLIO      PORTFOLIO     PORTFOLIO                                              PORTFOLIO        PORTFOLIO    OMEGA PORTFOLIO
  SHARES         SHARES      VALUE SHARES    DESCRIPTION                           MARKET VALUE    MARKET VALUE     MARKET VALUE**
  ------         ------      ------------    -----------                           ------------    ------------     -------------
                                             COMMON STOCKS:
                                             AUTOMOBILES
                 5,400          5,400        Harley-Davidson, Inc.                 $          -    $ 293,274.00     $  293,274.00
  5,942                         5,942        Bayerische Motoren Werke (BMW) AG       209,014.00               -        209,014.00
   202                           202         Porshce AG                               77,074.00               -         77,074.00
                                                                                   ------------    ------------     -------------
                                                                                     286,088.00      293,274.00        579,362.00
                                                                                   ------------    ------------     -------------
                                             CASINOS & GAMBLING
  5,700                         5,700        MGM Mirage, Inc.*                       164,559.00               -        164,559.00
                                                                                   ------------    ------------     -------------
                                                                                     164,559.00               -        164,559.00
                                                                                   ------------    ------------     -------------
                                             COMPUTER & ELECTRONICS RETAIL
                 3,000          3,000        Best Buy Co., Inc.*^                             -      223,440.00        223,440.00
                                                                                   ------------    ------------     -------------
                                                                                              -      223,440.00        223,440.00
                                                                                   ------------    ------------     -------------
                                             GENERAL MERCHANDISE STORES
                 4,700          4,700        BJ's Wholesale Club, Inc.*                       -      207,270.00        207,270.00
  10,788                        10,788       Costco Wholesale Corp.*                 478,771.00               -        478,771.00
                 7,600          7,600        Family Dollar Stores, Inc.                       -      227,848.00        227,848.00
  4,896                         4,896        Wal-mart Stores, Inc.                   281,765.00               -        281,765.00
                                                                                   ------------    ------------     -------------
                                                                                     760,536.00      435,118.00      1,195,654.00
                                                                                   ------------    ------------     -------------
                                             HOME IMPROVEMENT RETAIL
  7,408                         7,408        Home Depot, Inc.                        377,882.00               -        377,882.00
                 4,400          4,400        Lowe's Cos., Inc.                                -      204,204.00        204,204.00
                                                                                   ------------    ------------     -------------
                                                                                     377,882.00      204,204.00        582,086.00
                                                                                   ------------    ------------     -------------
                                             HOTELS
  4,523                         4,523        Four Seasons Hotel, Inc.                211,496.00               -        211,496.00
                                                                                   ------------    ------------     -------------
                                                                                     211,496.00               -        211,496.00
                                                                                   ------------    ------------     -------------
                                             MEDIA
                 11,220         11,220       AOL Time Warner, Inc.*                           -      360,162.00        360,162.00
                 3,400          3,400        Comcast Corp., Class A*^                         -      122,400.00        122,400.00
                                                                                   ------------    ------------     -------------
                                                                                              -      482,562.00        482,562.00
                                                                                   ------------    ------------     -------------
                                             RESTAURANTS
                 6,800          6,800        Applebee's International, Inc.                   -      232,560.00        232,560.00
                 6,600          6,600        Brinker International, Inc.*^                    -      196,416.00        196,416.00
  7,816          10,000         17,816       Starbucks Corp.*                        148,895.00      190,500.00        339,395.00
                                                                                   ------------    ------------     -------------
                                                                                     148,895.00      619,476.00        768,371.00
                                                                                   ------------    ------------     -------------
                                             SPECIALTY STORES
                 4,700          4,700        Bed Bath & Beyond, Inc.*                         -      159,330.00        159,330.00
  15,026                        15,026       Tiffany & Co.                           472,868.00               -        472,868.00
                                                                                   ------------    ------------     -------------
                                                                                     472,868.00      159,330.00        632,198.00
                                                                                   ------------    ------------     -------------
                                             BEVERAGES
  3,722          6,000          9,722        Pepsi Bottling Group, Inc.              181,224.00      141,000.00        322,224.00
                                                                                   ------------    ------------     -------------
                                                                                     181,224.00      141,000.00        322,224.00
                                                                                   ------------    ------------     -------------

-----------------

** There will not be any accounting adjustments in the Pro Forma Portfolio of Investments.



                       See Notes to Financial Statements

                              PRO FORMA
EQ/MARSICO    EQ/EVERGREEN    EQ/MARISCO                                            EQ/MARSICO     EQ/EVERGREEN       PRO FORMA
   FOCUS          OMEGA         OMEGA                                                 FOCUS            OMEGA         EQ/MARISCO
 PORTFOLIO      PORTFOLIO     PORTFOLIO                                              PORTFOLIO        PORTFOLIO    OMEGA PORTFOLIO
  SHARES         SHARES      VALUE SHARES    DESCRIPTION                           MARKET VALUE    MARKET VALUE     MARKET VALUE**
  ------         ------      ------------    -----------                           ------------    ------------     -------------
                                             INTEGRATED OIL & GAS
                  2,500         2,500        Nabors Industries, Inc.*             $           -    $  85,825.00     $   85,825.00
                                                                                  -------------    ------------     -------------
                                                                                              -       85,825.00         85,825.00
                                                                                  -------------    ------------     -------------
                                             OIL & GAS EQUIPMENT & SERVICES
                  4,000         4,000        BJ Services Co.*                                 -      129,800.00        129,800.00
                  3,200         3,200        Devon Energy Corp.                               -      123,680.00        123,680.00
                  3,400         3,400        Weatherford International, Inc.*                 -      126,684.00        126,684.00
                                                                                  -------------    ------------     -------------
                                                                                              -      380,164.00        380,164.00
                                                                                  -------------    ------------     -------------
                                             OIL & GAS EXPLORATION & PRODUCTION
                  2,600         2,600        Apache Corp.                                     -      129,688.00        129,688.00
                  6,000         6,000        Ocean Energy, Inc.                               -      115,200.00        115,200.00
                                                                                  -------------    ------------     -------------
                                                                                              -      244,888.00        244,888.00
                                                                                  -------------    ------------     -------------
                                             DIVERSIFIED FINANCIALS
   3,000                        3,000        Capital One Financial Corp.             161,850.00               -        161,850.00
   7,458          4,948         12,406       Citigroup, Inc.                         376,480.00      249,775.00        626,255.00
   3,298                        3,298        Fannie Mae                              262,191.00               -        262,191.00
                  3,200         3,200        Freddie Mac                                      -      209,280.00        209,280.00
   5,862                        5,862        Lehman Brothers Holdings, Inc.          391,581.00               -        391,581.00
   8,214                        8,214        MBNA Corp.                              289,133.00               -        289,133.00
   3,900                        3,900        USA Education, Inc.                     327,678.00               -        327,678.00
                                                                                  -------------    ------------     -------------
                                                                                   1,808,913.00      459,055.00      2,267,968.00
                                                                                  -------------    ------------     -------------
                                             INSURANCE
                  3,000         3,000        Everest Reinsurance Group Ltd.                   -      212,100.00        212,100.00
                  1,200         1,200        XL Capital Ltd., Class A                         -      109,632.00        109,632.00
                                                                                  -------------    ------------     -------------
                                                                                              -      321,732.00        321,732.00
                                                                                  -------------    ------------     -------------
                                             BIOTECHNOLOGY
                  1,500         1,500        Cephalon, Inc.*^                                 -      113,378.00        113,378.00
                  3,200         3,200        Gilead Sciences, Inc.*^                          -      210,304.00        210,304.00
                  1,000         1,000        Invitrogen Corp.*                                -       61,930.00         61,930.00
                                                                                  -------------    ------------     -------------
                                                                                              -      385,612.00        385,612.00
                                                                                  -------------    ------------     -------------
                                             HEALTH CARE EQUIPMENT & SERVICES
                  4,280         4,280        Medtronic, Inc.                                  -      219,179.00        219,179.00
   3,686          2,000         5,686        Quest Diagnostics, Inc.*^               264,323.00      143,420.00        407,743.00
                  3,100         3,100        Respironics, Inc.*                               -      107,384.00        107,384.00
                  2,100         2,100        St. Jude Medical, Inc.*                          -      163,065.00        163,065.00
                  2,000         2,000        Stryker Corp.                                    -      116,740.00        116,740.00
   10,198                       10,198       Tenet Healthcare Corp.*                 598,827.00               -        598,827.00
                  1,500         1,500        Trigon Healthcare, Inc.*^                        -      104,175.00        104,175.00
   6,752                        6,752        UnitedHealth Group, Inc.                477,839.00               -        477,839.00
                                                                                  -------------    ------------     -------------
                                                                                   1,340,989.00      853,963.00      2,194,952.00
                                                                                  -------------    ------------     -------------
                                             PHARMACEUTICALS
                  2,000         2,000        Biovail Corp.*^                                  -      112,500.00        112,500.00
                  3,000         3,000        Elan Corp. plc (ADR)*^                           -      135,180.00        135,180.00

                  2,300         2,300        IDEC Pharmaceuticals Corp.*^                     -      158,539.00        158,539.00


------------------

** There will not be any accounting adjustments in the Pro Forma Portfolio of Investments.


                       See Notes to Financial Statements

                              PRO FORMA
EQ/MARSICO    EQ/EVERGREEN    EQ/MARISCO                                            EQ/MARSICO     EQ/EVERGREEN       PRO FORMA
   FOCUS          OMEGA         OMEGA                                                 FOCUS            OMEGA         EQ/MARISCO
 PORTFOLIO      PORTFOLIO     PORTFOLIO                                              PORTFOLIO        PORTFOLIO    OMEGA PORTFOLIO
  SHARES         SHARES      VALUE SHARES    DESCRIPTION                           MARKET VALUE    MARKET VALUE     MARKET VALUE**
  ------         ------      ------------    -----------                           ------------    ------------     -------------
                 15,000         15,000       IVAX Corp.*^                         $           -   $  302,100.00     $  302,100.00
   6,348                         6,348       Johnson & Johnson                       375,167.00               -        375,167.00
                  3,000          3,000       King Pharmaceuticals, Inc.*^                     -      126,390.00        126,390.00
                  5,500          5,500       Mylan Laboratories, Inc.^                        -      206,250.00        206,250.00
                  7,772          7,772       Pfizer, Inc.                                     -      309,714.00        309,714.00
                  3,200          3,200       Pharmacia Corp.                                  -      136,480.00        136,480.00
                                                                                  -------------   -------------     -------------
                                                                                     375,167.00    1,487,153.00      1,862,320.00
                                                                                  -------------   -------------     -------------
                                             AEROSPACE & DEFENSE
   1,500                         1,500       Alliant Techsystems, Inc.*              115,800.00               -        115,800.00
   2,080                         2,080       General Dynamics Corp.                  165,651.00               -        165,651.00
   6,150                         6,150       Lockheed Martin Corp.                   287,021.00               -        287,021.00
                  4,500          4,500       Titan Corp.*^                                    -      112,275.00        112,275.00
                                                                                  -------------   -------------     -------------
                                                                                     568,472.00      112,275.00        680,747.00
                                                                                  -------------   -------------     -------------
                                             AIR FREIGHT & COURIERS
   5,408                         5,408       FedEx Corp.*                            280,567.00               -        280,567.00
                                                                                  -------------   -------------     -------------
                                                                                     280,567.00               -        280,567.00
                                                                                  -------------   -------------     -------------
                                             AIRLINES
   13,292                        13,292      Southwest Airlines Co.                  245,636.00               -        245,636.00
                                                                                  -------------   -------------     -------------
                                                                                     245,636.00               -        245,636.00
                                                                                  -------------   -------------     -------------
                                             COMMERICAL SERVICES & SUPPLIES
                  6,000          6,000       DeVry, Inc.*^                                    -      170,700.00        170,700.00
                  5,000          5,000       Paychex, Inc.                                    -      174,250.00        174,250.00
                  11,400         11,400      Republic Services, Inc.*                         -      227,658.00        227,658.00
                                                                                  -------------   -------------     -------------
                                                                                              -      572,608.00        572,608.00
                                                                                  -------------   -------------     -------------
                                             CONSTRUCTION & ENGINEERING
                  4,000          4,000       Granite Construction, Inc.                       -       96,320.00         96,320.00
   4,980                         4,980       MDC Holdings, Inc.                      188,194.00               -        188,194.00
                                                                                  -------------   -------------     -------------
                                                                                     188,194.00       96,320.00        284,514.00
                                                                                  -------------   -------------     -------------
                                             INDUSTRIAL CONGLOMERATES
   4,562          8,210          12,772      Tyco International Ltd.^                268,702.00      483,569.00        752,271.00
                                                                                  -------------   -------------     -------------
                                                                                     268,702.00      483,569.00        752,271.00
                                                                                  -------------   -------------     -------------
                                             TRUCKING
                  6,000          6,000       Swift Transportation, Inc.*^                     -      129,060.00        129,060.00
                                                                                  -------------   -------------     -------------
                                                                                              -      129,060.00        129,060.00
                                                                                  -------------   -------------     -------------
                                             APPLICATION SOFTWARE
                  4,500          4,500       i2 Technologies, Inc.*^                          -       35,550.00         35,550.00
                  3,100          3,100       NVIDIA Corp.*^                                   -      207,390.00        207,390.00
                  4,000          4,000       Peregrine Systems, Inc.*^                        -       59,320.00         59,320.00
                                                                                  -------------   -------------     -------------
                                                                                              -      302,260.00        302,260.00
                                                                                  -------------   -------------     -------------
                                             COMPUTER HARDWARE
                  6,500          6,500       Dell Computer Corp.*                             -      176,670.00        176,670.00
   3,872          2,000          5,872       International Business Machines Corp.   468,357.00      241,920.00        710,277.00
                                                                                  -------------   -------------     -------------
                                                                                     468,357.00      418,590.00        886,947.00
                                                                                  -------------   -------------     -------------


------------------

** There will not be any accounting adjustments in the Pro Forma Portfolio of Investments.


                       See Notes to Financial Statements

                              PRO FORMA
EQ/MARSICO    EQ/EVERGREEN    EQ/MARISCO                                             EQ/MARSICO     EQ/EVERGREEN       PRO FORMA
   FOCUS          OMEGA         OMEGA                                                  FOCUS            OMEGA         EQ/MARISCO
 PORTFOLIO      PORTFOLIO     PORTFOLIO                                               PORTFOLIO        PORTFOLIO    OMEGA PORTFOLIO
  SHARES         SHARES      VALUE SHARES    DESCRIPTION                            MARKET VALUE    MARKET VALUE     MARKET VALUE**
  ------         ------      ------------    -----------                            ------------    ------------     -------------
                                             ELECTRONICS EQUIPMENT & INSTRUMENTS
                 6,900          6,900        Flextronics International Ltd.*       $           -   $   165,531.00   $   165,531.00
                 3,400          3,400        Intersil Corp.*^                                  -       109,650.00       109,650.00
                 6,000          6,000        Thermo Electron Corp.*                            -       143,160.00       143,160.00
                                                                                   -------------   --------------   --------------
                                                                                               -       418,341.00       418,341.00
                                                                                   -------------   --------------   --------------
                                             INTERNET SOFTWARE & SERVICES
                 3,500          3,500        Affiliated Computer Services, Inc.,
                                             Class A*                                          -       371,455.00       371,455.00
                                                                                   -------------   --------------   --------------
                                                                                               -       371,455.00       371,455.00
                                                                                   -------------   --------------   --------------
                                             NETWORKING EQUIPMENT
  20,734         12,000         32,734       Cisco Systems, Inc.*                     375,493.00       217,320.00       592,813.00
                                                                                   -------------   --------------   --------------
                                                                                      375,493.00       217,320.00       592,813.00
                                                                                   -------------   --------------   --------------
                                             SEMICONDUCTORS
                 5,000          5,000        Cree, Inc.*^                                      -       147,300.00       147,300.00
                 7,000          7,000        Intel Corp.                                       -       220,150.00       220,150.00
                 4,700          4,700        Microchip Technology, Inc.*                       -       182,078.00       182,078.00
                 3,900          3,900        Texas Instruments, Inc.                           -       109,200.00       109,200.00
                                                                                   -------------   --------------   --------------
                                                                                               -       658,728.00       658,728.00
                                                                                   -------------   --------------   --------------
                                             SEMICONDUCTOR EQUIPMENT
  2,520                         2,520        Applied Materials, Inc.*                 101,052.00                -       101,052.00
                                                                                   -------------   --------------   --------------
                                                                                      101,052.00                -       101,052.00
                                                                                   -------------   --------------   --------------
                                             SYSTEMS SOFTWARE
  6,318          5,060          11,378       Microsoft Corp.*                         418,567.00       335,225.00       753,792.00
                 11,100         11,100       Oracle Corp.*                                     -       153,291.00       153,291.00
                                                                                   -------------   --------------   --------------
                                                                                      418,567.00       488,516.00       907,083.00
                                                                                   -------------   --------------   --------------
                                             TELECOMMUNICATIONS EQUIPMENT
  4,606                         4,606        QUALCOMM, Inc.*                          232,603.00                -       232,603.00
                                                                                   -------------   --------------   --------------
                                                                                      232,603.00                -       232,603.00
                                                                                   -------------   --------------   --------------
                                             CHEMICALS
                 2,500          2,500        Praxair, Inc.                                     -       138,125.00       138,125.00
                 4,000          4,000        Rohm & Haas Co.                                   -       138,520.00       138,520.00
                                                                                   -------------   --------------   --------------
                                                                                               -       276,645.00       276,645.00
                                                                                   -------------   --------------   --------------
                                             DIVERSIFIED TELECOMMUNICATION SERVICES
                 6,000          6,000        Amdocs Ltd.*                                      -       203,820.00       203,820.00
                 1,700          1,700        L-3 Communications Holdings, Inc.*^               -       153,000.00       153,000.00
                                                                                   -------------   --------------   --------------
                                                                                               -       356,820.00       356,820.00
                                                                                   -------------   --------------   --------------
                                             TOTAL COMMON STOCKS:
                                             (Cost $8,860,940, $10,988,763 and
                                             $19,849,703, respectively)             9,276,260.00    11,679,303.00    20,955,563.00
                                                                                   -------------   --------------   --------------


-------------------
** There will not be any accounting adjustments in the Pro Forma Portfolio of Investments.



                       See Notes to Financial Statements

                              PRO FORMA
EQ/MARSICO    EQ/EVERGREEN    EQ/MARISCO                                             EQ/MARSICO      EQ/EVERGREEN       PRO FORMA
   FOCUS          OMEGA         OMEGA                                                  FOCUS             OMEGA         EQ/MARISCO
 PORTFOLIO      PORTFOLIO     PORTFOLIO                                               PORTFOLIO        PORTFOLIO     OMEGA PORTFOLIO
  SHARES         SHARES      VALUE SHARES    DESCRIPTION                            MARKET VALUE     MARKET VALUE     MARKET VALUE**
  ------         ------      ------------    -----------                            ------------     ------------     -------------
  PRINIPAL      PRINIPAL       PRINIPAL
   AMOUNT        AMOUNT         AMOUNT
   ------        ------         ------
                                             SHORT-TERM DEBT SECURITIES:
                                             TIME DEPOSIT
 $29,310.00   $1,821,058.00  $1,850,368.00   JP Morgan Chase Nassau                $    29,310.00   $ 1,821,058.00   $ 1,850,368.00
                                                                                   --------------   --------------   --------------
                                                                                        29,310.00     1,821,058.00     1,850,368.00
                                                                                   --------------   --------------   --------------
                                             U.S. GOVERNMENT AGENCIES
 2,300,000                     2,300,000     Federal Home Loan Mortgage Corp.        2,299,909.00                -     2,299,909.00
                                                                                   --------------   --------------   --------------
                                                                                     2,299,909.00                -     2,299,909.00
                                                                                   --------------   --------------   --------------
                                             TOTAL SHORT-TERM
                                             DEBT SECURITIES:                        2,329,219.00     1,821,058.00     4,150,277.00
                                                                                   --------------   --------------   --------------
                                             (Amortized Cost $2,229,219,
                                             $1,821,058 and $4,150,277,
                                             respectively)                                      -                -                -
                                                                                   --------------   --------------   --------------

                                             Total Investment:                     $11,605,479.00  $ 13,500,361.00   $25,105,840.00
                                             (Cost/Amortized                       ================================================
                                             Cost $12,809,821, $11,190,157,
                                             and $23,999,978, respectively)

-----------------------
 *  Non-income producing.
** There will not be any accounting adjustments in the Pro Forma Portfolio of Investments.
 ^  All, or a portion of security out on loan (Note 1).
    Glossary:
    ADR-American Depository Receipt


                       See Notes to Financial Statements

NOTES TO PRO FORMA FINANCIAL STATEMENTS
(UNAUDITED - As of December 31, 2001)

NOTE 1 - BASIS OF COMBINATION:

         On June 5, 2002 the Board of Trustees approved a proposed Agreement and Plan of Reorganization ("Reorganization"). The Reorganization contemplates the transfer of all assets of the EQ/Evergreen Omega Portfolio ("Omega Portfolio") to the EQ/Marsico Focus Portfolio ("Marsico Portfolio") and assumption by the Marsico Portfolio of all of the liabilities of the Omega Portfolio in exchange for Class IB shares of the Marsico Portfolio having an aggregate value equal to the assets and liabilities of the Omega Portfolio. The Reorganization provides for the complete liquidation of the Omega Portfolio. The Omega Portfolio's annual contractual management fee equals 0.65% of average daily net assets. The Marsico Portfolio's annual contractual management fee rate equals 0.90% of average daily net assets. The Manager has agreed to waive or limit its fees and to assume other expenses of the Omega Portfolio and the Marsico Portfolio so that the total annual operating expenses are limited to .95% and 1.15% of the average daily net assets of Class IB shares, respectively. The Reorganization is subject to Omega Portfolio shareholder approval. A special meeting of shareholders of the Omega Portfolio will be held on November 5, 2002.

         The Reorganization will be accounted for as a tax free reorganization of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at December 31, 2001. The unaudited pro forma portfolio of investments and statement of assets and liabilities reflect the financial position of the Omega and Marsico Portfolios at December 31, 20001. The unaudited pro forma statement of operations reflects the results of operations of Omega Portfolio and Marsico Portfolio for the year ended December 31, 2001. These statements have been derived from the Funds' respective books and records utilized in calculating daily net asset value at the dates indicated above for the Omega and Marsico Portfolios under generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of the Marsico Portfolio for pre-combination periods will not be restated.

         The unaudited pro forma portfolio of investments, and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Portfolios incorporated by reference in the Statement of Additional Information for the Trust.


NOTE 2 - SHARES:

         The unaudited pro forma net asset value per share assumes additional common shares of beneficial interest issued in connection with the proposed acquisition of Omega Portfolio by Marsico Portfolio as of December 31, 2001. The number of additional shares issued was calculated by dividing the net asset value of Class IB of Omega Portfolio by the respective Class net asset value per share of Marsico Portfolio.

NOTE 3 - SECURITIES LENDING:

         At December 31, 2001, the cash collateral received by the Omega Portfolio for securities loaned was invested by the Portfolio's custodian in short-term investments, a money market fund and repurchase agreements in which the Portfolio has a pro rata interest equal to the amount of cash collateral contributed. Such securities are not included in the Portolio of Investments.

NOTE 4 - UNAUDITED PRO FORMA ADJUSTMENTS:

         The accompanying unaudited pro forma financial statements reflect changes in the Marsico Portfolio's shares as if the merger had taken place on December 31, 2001.

                             VOTING INSTRUCTION CARD

Voting instructions executed by a Contractowner may be revoked at any time prior to the Shareholder voting the shares represented thereby by the Contractowner providing the Shareholder with a properly executed written revocation of such voting instructions, or by the Contractowner providing the Shareholder with proper later-dated voting instructions by telephone or by the Internet. Proxies executed by the Shareholder may be revoked at any time before they are exercised by a written revocation received by the Secretary of Equitable, by properly executing a later-dated proxy or by attending the meeting and voting in person, by telephone or by the Internet.

This Voting Instruction Card, when properly executed, will be voted in the matter directed herein by the undersigned.

IF YOU SIGN AND RETURN THIS VOTING INSTRUCTION CARD WITHOUT DIRECTING US HOW TO VOTE, THE SHARES REPRESENTED BY THIS VOTING INSTRUCTION CARD WILL BE VOTED FOR THE PROPOSAL.

                                       ---

                    PORTFOLIO
                    ---------

                    EQ/Evergreen Omega            [_________]


THE TRUSTEES UNANIMOUSLY RECOMMEND THAT CONTRACTOWNERS INSTRUCT THE SHAREHOLDER TO VOTE "FOR" THE FOLLOWING PROPOSAL.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example:  [  ]


         To approve a Plan of Reorganization and Termination providing for the acquisition of all of the assets of the EQ/Evergreen Omega Portfolio ("Omega Portfolio") by the Trust's EQ/Marsico Focus Portfolio ("Focus Portfolio") in exchange for shares of beneficial interest of the Focus Portfolio and the assumption by the Focus Portfolio of all of the liabilities of Omega Portfolio:

             FOR [  ]        AGAINST [  ]        ABSTAIN [  ]

                                   PROXY CARD

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   PROXY CARD

         SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON NOVEMBER 5, 2002

The undersigned, the owner of one or more variable life insurance policies or variable annuity contracts or certificates ("Contracts") whose account value is invested in one or more of the Portfolios of EQ Advisors Trust ("Trust"), hereby instructs The Equitable Life Assurance Society of the United States ("Equitable"), the owner of all shares of the Trust attributable to the Contracts and, therefore, a shareholder of the Trust ("Shareholder"), to vote as indicated on the reverse side on each of the specific proposals that will be considered at the Special Meeting of the Shareholders of each Portfolio of the Trust, or any adjournment thereof, as described in the Trust's Proxy Statement, and to vote, in adjournment thereof, as described in the Trust's Proxy Statement, and to vote, in its discretion, on such other matters as may properly come before such meeting.

THIS VOTING INSTRUCTION CARD IS SOLICITED BY EQUITABLE AS THE SOLE SHAREHOLDER OF THE TRUST. RECEIPT OF THE NOTICE OF MEETING, EQUITABLE'S INFORMATION STATEMENT AND THE TRUST'S PROXY STATEMENT ACCOMPANYING THIS VOTING INSTRUCTION CARD IS ACKNOWLEDGED BY THE UNDERSIGNED.



                           VOTE VIA THE INTERNET: HTTPS://VOTE.PROXY-DIRECT.COM VOTE VIA THE TELEPHONE: 1-800-597-7836
                           VOTE VIA THE FAX: 1-888-796-9932
                           -----------------------------------------
                              CONTROL NUMBER: 999 9999 9999 999
                           -----------------------------------------


NOTE: Please sign this proxy exactly as your name or names appears hereon. Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, partnership or other entity, this signature should be that of a duly authorized individual who should state his or her title.

----------------------------------------------------
Signature

----------------------------------------------------
Signature of joint owner, if any

----------------------------------------------------
Date                                      12436_AXA



PLEASE MARK, SIGN, DATE AND MAIL YOUR VOTING INSTRUCTION CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE

                                     PART C

                                OTHER INFORMATION

Item 15.       Indemnification
-------        ---------------

         Amended and Restated Agreement and Declaration of Trust of the Trust ("Declaration of Trust") and By-Laws.

         Article VII, Section 2 of the Declaration of Trust states, in relevant part, that a "Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager, or Principal Underwriter of the Trust. The Trust shall indemnify each Person who is serving or has served at the Trust's request as a director, officer, trustee, employee, or agent of another organization in which the Trust has any interest as a shareholder, creditor, or otherwise to the extent and in the manner provided in the By-Laws." Article VII, Section 4 of the Trust's Declaration of Trust further states, in relevant part, that the "Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer, employee, or agent of the Trust in connection with any claim, action, suit, or proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee of the Trust."

         Article VI, Section 2 of the Trust's By-Laws states, in relevant part, that "[s]ubject to the exceptions and limitations contained in Section 3 of this
Article VI, every [Trustee, officer, employee or other agent of the Trust] shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent." Article VI,
Section 3 of the Trust's By-Laws further states, in relevant part, that "[n]o indemnification shall be provided hereunder to [a Trustee, officer, employee or other agent of the Trust]: (a) who shall have been adjudicated, by the court or other body before which the proceeding was brought, to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, "disabling conduct"); or (b) with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such [Trustee, officer, employee or other agent of the Trust] was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such [Trustee, officer, employee or other agent of the Trust] did not engage in disabling conduct: (i) by the court or other body before which the proceeding was brought; (ii) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided hereunder to [a Trustee, officer, employee or other agent of the Trust] with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the [Trustee, officer, employee or other agent of the Trust] was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such [Trustee, officer, employee or other agent of the Trust] has been charged." Article VI,
Section 4 of the Trust's By-Laws also states that the "rights of indemnification herein provided (i) may be insured against by policies maintained by the Trust on behalf of any [Trustee, officer, employee or other agent of the Trust], (ii) shall be severable, (iii) shall not be exclusive of or affect any other rights to which any [Trustee, officer, employee or other agent of the Trust] may now or hereafter be entitled and (iv) shall inure to the benefit of [such party's] heirs, executors and administrators."

          Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 16.       Exhibits
-------        --------
(1)              (a)(i)          Amended and Restated Agreement and Declaration of Trust. (2)

                 (a)(ii)         Amendment No. 1 to Amended and Restated Agreement and Declaration of Trust. (12)

                 (b)(i)          Certificate of Trust. (1)

                 (b)(ii)         Certificate of Amendment to the Certificate of Trust. (2)

(2)                              By-Laws of the Trust. (1)

(3)                              Not Applicable.

(4)                              Form of Plan of Reorganization and Termination by EQ Advisors Trust, on behalf of
                                 EQ/Marsico Focus Portfolio, a separate series of the Trust, and EQ/Evergreen Omega
                                 Portfolio, another separate series of the Trust. (filed herein as Appendix A to the
                                 Proxy Statement/Prospectus)



                                      C-2


(5)                              None other than Exhibits 1(a) and (2).

(6)              (a)(i)          Form of Amended and Restated Investment Management Agreement between the Trust and
                                 The Equitable Life Assurance Society of the United States ("Equitable"), dated as of May 1, 2000. (10)

                 (a)(ii)         Revised Amendment No. 1, dated as of September 1, 2000, to the Amended and Restated
                                 Investment Management Agreement between the Trust and Equitable. (12)

                 (a)(iii)        Amendment No. 2, dated as of September 1, 2001, to the Amended and Restated
                                 Investment Management Agreement between the Trust and Equitable. (15)

                 (b)(i)          Investment Advisory Agreement between EQ Financial Consultants, Inc. (predecessor to Equitable) ("EQFC") and Putnam Investment Management, Inc., dated as of April
                                 28, 1997. (4)

                 (b)(ii)         Amendment No. 1, dated as of May 21, 2001, to Investment Advisory Agreement between
                                 Equitable and Putnam Investment Management. (15)

                 (c)(i)          Investment Advisory Agreement between EQFC and Massachusetts Financial Services
                                 Company ("MFS"), dated as of April 28, 1997. (4)

                 (c)(ii)         Amendment No. 1, dated as of December 31, 1998, to Investment Advisory Agreement
                                 between EQFC and MFS. (6)

                 (c)(iii)        Amendment No. 2, dated as of May 1, 2000, to Investment Advisory Agreement between
                                 Equitable and MFS. (9)

                 (d)(i)          Investment Advisory Agreement between EQFC and Morgan Stanley Asset Management
                                 Inc., dated as of April 28, 1997. (4)

                 (d)(ii)         Amendment No. 1, dated as of April 1, 2001, to Investment Advisory Agreement between Equitable and Morgan Stanley Dean Witter Investment Management, Inc. (15)

                 (e)(i)          Investment Advisory Agreement between Equitable and Fund Asset Management, L.P., dated as of May 1, 2000. (12)

                 (e)(ii)         Form of Amendment No. 1, dated as of May 21, 2001, to Investment Advisory Agreement between Equitable and Fund Asset Management. (15)



                                      C-3


                 (e)(iii)        Amendment No. 2, dated as of December 6, 2001, to Investment
                                 Advisory Agreement between Equitable and Fund Asset Management. (16)

                 (f)(i)          Investment Advisory Agreement between EQFC and Lazard Freres & Co., LLC ("Lazard"), dated as of December 9, 1997. (5)

                 (f)(ii)         Amendment No. 1, dated as of March 1, 2001, to Investment Advisory Agreement between Equitable and Lazard. (15)

                 (g)             Investment Advisory Agreement between EQFC and J.P. Morgan Investment Management
                                 Inc., dated as of December 9, 1997. (5)

                 (h)(i)          Investment Advisory Agreement between EQFC and Evergreen Asset Management Corp., dated as of December 31, 1998. (6)

                 (h)(ii)         Amendment No. 1, dated as of May 21, 2001, to Investment Advisory Agreement between
                                 Equitable and Evergreen Investment Management Company L.L.C. (16)

                 (i)             Amended and Restated Investment Advisory Agreement between Equitable and Alliance
                                 Capital Management L.P., dated as of December 5, 2001. (16)

                 (j)(i)          Investment Advisory Agreement between EQFC and Capital Guardian Trust Company
                                 ("Capital Guardian"), dated as of May 1, 1999. (6)

                 (j)(ii)         Amendment No. 1, dated as of May 1, 2000, to Investment Advisory Agreement between
                                 Equitable and Capital Guardian. (10)

                 (k)             Investment Advisory Agreement between EQFC and Calvert Asset Management Company,
                                 Inc., dated as of August 30, 1999. (8)

                 (l)             Investment Advisory Agreement between EQFC and Brown Capital Management, Inc., dated as of August 30, 1999. (8)

                 (m)             Investment Advisory Agreement between EQFC and Bankers Trust Company, dated as of
                                 December 9, 1997. (5)

                 (n)             Investment Advisory Agreement between Equitable and Prudential Investment Fund
                                 Management LLC and Jennison Associates LLC, dated as of May 15, 2000. (11)

                 (o)             Investment Advisory Agreement between Equitable and American Express Financial
                                 Corporation, dated as of September 1, 2000. (12)



                                      C-4


                 (p)             Investment Advisory Agreement between Equitable and Fidelity Management & Research
                                 Company, dated as of July 24, 2000. (12)

                 (q)             Investment Advisory Agreement between Equitable and Janus Capital Management LLC
                                 ("Janus"), dated as of April 3, 2002. (17)

                 (r)             Investment Advisory Agreement between Equitable and Provident Investment Counsel, dated as of February 1, 2001. (13)

                 (s)(i)          Investment Advisory Agreement between Equitable and Marsico Capital Management,
                                 LLC, dated as of February 1, 2001. (13)

                 (s)(ii)         Amendment No. 1, dated as of September 1, 2001, to Investment Advisory Agreement
                                 between Equitable and Marsico Capital Management, LLC. (15)

(7)              (a)(i)          Distribution Agreement between the Trust and EQFC with respect to the Class IA shares, dated as of April 14, 1997. (4)

                 (a)(ii)         Amendment No. 1, dated as of December 9, 1997, to the Distribution Agreement between the Trust and EQFC with respect to Class IA shares. (5)

                 (a)(iii)        Amendment No. 2, dated as of December 31, 1998, to the Distribution Agreement between the Trust and EQFC with respect to the Class IA shares. (6)

                 (a)(iv)         Amendment No. 3, dated as of April 30, 1999, to the Distribution Agreement between the Trust and EQFC with respect to the Class IA shares. (6)

                 (a)(v)          Amendment No. 4, dated as of August 30, 1999, to the Distribution Agreement between the Trust and EQFC with respect to the Class IA shares. (9)

                 (a)(vi)         Amendment No. 5, dated as of May 1, 2000, to the Distribution Agreement between the
                                 Trust and EQFC with respect to the Class IA shares. (9)

                 (a)(vii)        Amendment No. 6, dated as of September 1, 2000, to the Distribution Agreement between the Trust and AXA Advisors LLC ("AXA Advisors") with respect to the Class
                                 IA shares. (12)

                 (a)(viii)       Amendment No. 7, dated as of September 1, 2001, to the Distribution Agreement between the Trust and AXA Advisors with respect to the Class IA shares. (15)



                                      C-5


                 (b)(i)          Distribution Agreement between the Trust and EQFC with respect to the Class IB shares, dated as of April 14, 1997. (4)

                 (b)(ii)         Amendment No. 1, dated as of December 9, 1997, to the Distribution Agreement between the Trust and EQFC with respect to Class IB shares. (5)

                 (b)(iii)        Amendment No. 2, dated as of December 31, 1998, to the Distribution Agreement between the Trust and EQFC with respect to Class IB shares. (6)

                 (b)(iv)         Form of Amendment No. 3, dated as of April 30, 1999, to the Distribution Agreement between the Trust and EQFC with respect to Class IB shares. (6)

                 (b)(v)          Amendment No. 4, dated as of August 30, 1999, to the Distribution Agreement between the Trust and EQFC with respect to Class IB shares. (9)

                 (b)(vi)         Amendment No. 5, dated May 1, 2000, to the Distribution Agreement between the Trust and AXA Advisors with respect to Class IB shares. (9)

                 (b)(vii)        Amendment No. 6, dated as of September 1, 2000, to the Distribution Agreement between the Trust and AXA Advisors with respect to the Class IB shares. (12)

                 (b)(viii)       Amendment No. 7, dated as of September 1, 2001, to the Distribution Agreement between the Trust and AXA Advisors with respect to the Class IB shares. (15)

                 (c)             Distribution Agreement between the Trust and AXA Distributors, LLC ("AXA
                                 Distributors") with respect to the Class IA shares, dated as of
                                 January 2, 2002. (16)

                 (d)             Distribution Agreement between the Trust and AXA Distributors with respect to the
                                 Class IB shares, dated as of January 2, 2002. (16)

(8)                              Form of Deferred Compensation Plan. (3)

(9)                              Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase
                                 Bank ("Chase"), dated as of February 1, 2002. (17)

(10)             (a)             Distribution Plan Pursuant to Rule 12b-1 for the Trust's Class IB shares adopted
                                 March 31, 1997. (4)




                                      C-6


                 (b)             Plan Pursuant to Rule 18f-3 under the 1940 Act. (4)

(11)                             Opinion and Consent of Counsel regarding the legality of the securities being registered with respect to the Reorganization of EQ/Evergreen Omega Portfolio into
                                 EQ/Marsico Focus Portfolio. (filed herewith)

(12)                             Opinion and Consent of Counsel supporting tax matters and consequences to
                                 EQ/Evergreen Omega Portfolio and EQ/Marsico Focus Portfolio shareholders. (to be filed)

(13)             (a)             Form of Mutual Fund Services Agreement between the Trust and Equitable, dated as of
                                 May 1, 2000. (9)

                 (b)(i)          Third Amended and Restated Expense Limitation Agreement between the Trust and
                                 Equitable, dated as of May 1, 2001. (14)

                 (b)(ii)         Amendment No. 1, dated as of September 1, 2001, to the Third Amended and Restated
                                 Expense Limitation Agreement between the Trust and Equitable. (15)

                 (c)(i)          Organizational Expense Reimbursement Agreement between the Trust and EQFC, on behalf of each series of the Trust except for Lazard Large Cap Value Portfolio, Lazard Small
                                 Cap Value Portfolio, JPM Core Bond Portfolio, BT Small Company Index Portfolio, BT
                                 International Equity Index Portfolio and BT Equity 500 Index Portfolio, dated as of
                                 April 14, 1997. (4)

                 (c)(ii)         Organizational Expense Reimbursement Agreement between the Trust and EQFC, on behalf of Lazard Large Cap Value Portfolio, Lazard Small Cap Value Portfolio, JPM Core Bond
                                 Portfolio, BT Small Company Index Portfolio, BT International Equity Index Portfolio
                                 and BT Equity 500 Index Portfolio, dated as of December 9, 1997. (5)

                 (c)(iii)        Organizational Expense Reimbursement Agreement between the Trust and EQFC, on behalf of MFS Growth with Income Portfolio, EQ/Evergreen Foundation Portfolio and
                                 EQ/Evergreen Portfolio, dated as of December 31, 1998. (6)

                 (d)(i)          Participation Agreement among the Trust, Equitable, Equitable Distributors, Inc.
                                 (predecessor to AXA Distributors) ("EDI") and EQFC, dated as of April 14, 1997. (4)

                 (d)(ii)         Amendment No. 1, dated as of December 9, 1997, to the Participation Agreement among the Trust, Equitable, EDI and EQFC. (5)




                                      C-7


                 (d)(iii)        Amendment No. 2, dated as of December 31, 1998, to the Participation Agreement
                                 among the Trust, Equitable, EDI and EQFC. (6)

                 (d)(iv)         Form of Amendment No. 3, dated as of April 30, 1999, to the Participation Agreement among the Trust, Equitable, EDI and EQFC. (6)

                 (d)(v)          Form of Amendment No. 4, dated as of October 18, 1999, to the Participation
                                 Agreement among the Trust, Equitable, EDI and EQFC. (7)

                 (d)(vi)         Form of Amendment No. 5, dated as of May 1, 2000, to the Participation Agreement among the Trust, Equitable, EDI and AXA Advisors. (10)

                 (d)(vii)        Form of Amendment No. 6, dated as of September 1, 2000, to the Participation
                                 Agreement among the Trust, Equitable, EDI and AXA Advisors.  (12)

                 (d)(viii)       Amendment No. 7, dated as of September 1, 2001, to the Participation Agreement
                                 among the Trust, Equitable, EDI and AXA Advisors. (15)

                 (e)(i)          Retirement Plan Participation Agreement among the Trust, EQFC, The Equitable
                                 Investment Plan for Employees, Managers and Agents and Equitable, dated as of
                                 December 1, 1998. (6)

                 (e)(ii)         Form of Amendment No. 1, dated as of April 30, 1999, to the Participation Agreement among the Trust, EQFC, The Equitable Investment Plan for Employees, Managers and
                                 Agents and Equitable. (6)

                 (e)(iii)        Form of Amendment No. 2, dated as of May 1999, to the Participation Agreement among the Trust, EQFC, The Equitable Investment Plan for Employees, Managers and Agents
                                 and Equitable. (7)

                 (f)             License Agreement Relating To Use of Name between the Trust and Merrill Lynch & Co.
                                 Inc., dated as of April 28, 1997. (4)

(14)                             Consent of Independent Public Accountants. (filed herewith)

(15)                             Not Applicable.

(16)                             Powers of Attorney. (15)

(17)                             Not Applicable.


--------------------

1. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on December 3, 1996 (File No. 333-17217).

2. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on January 23, 1997 (File No. 333-17217).

3. Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed on April 7, 1997 (File No. 333-17217).

4. Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on August 28, 1997 (File No. 333-17217).

5. Incorporated herein by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A filed on December 29, 1997 (File No. 333-17217).

6. Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A filed on April 30, 1999 (File No. 333-17217).

7. Incorporated herein by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A filed on May 27, 1999 (File No. 333-17217).

8. Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A filed on August 30, 1999 (File No. 333-17217).

9. Incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A filed on February 16, 2000. (File No. 333-17217).

10. Incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A filed on April 21, 2000. (File No. 333-17217).

11. Incorporated by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A filed on May 30, 2000. (File No. 333-17217).

12. Incorporated by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed on January 23, 2001. (File No. 333-17217).

13. Incorporated by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A filed on March 22, 2001. (File No. 333-17217).

14. Incorporated by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed on April 3, 2001. (File No. 333-17217).

15. Incorporated by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed on August 13, 2001. (File No. 333-17217).

16. Incorporated by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A filed on February 4, 2002. (File No. 333-17217).

17 Incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed on April 3, 2002. (File No. 333-17217).


Item 17.       Undertakings
-------        ------------

         (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the 1933 Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York and state of New York on the 19th day of July 2002.



                                         EQ ADVISORS TRUST



                                         By:   /s/ Peter D. Noris
                                              ----------------------------------
                                              Peter D. Noris
                                              President


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                             Title                                  Date
---------                                             -----                                  ----
   /s/ Peter D. Noris                                 President and Trustee                  July 19, 2002
--------------------------------------
Peter D. Noris

   /s/ Steven M. Joenk*                               Vice President and                     July 19, 2002
--------------------------------------                Chief Financial Officer
Steven M. Joenk

   /s/ Jettie M. Edwards*                             Trustee                                July 19, 2002
--------------------------------------
Jettie M. Edwards

   /s/ William M. Kearns*                             Trustee                                July 19, 2002
--------------------------------------
William M. Kearns, Jr.

   /s/ Christopher P.A. Komisarjevsky*                Trustee                                July 19, 2002
--------------------------------------
Christopher P.A. Komisarjevsky

   /s/ Theodossios Athanassiades*                     Trustee                                July 19, 2002
--------------------------------------
Theodossios (Ted) Athanassiades

   /s/ Harvey Rosenthal*                              Trustee                                July 19, 2002
--------------------------------------
Harvey Rosenthal





   /s/ David W. Fox*                                  Trustee                                July 19, 2002
--------------------------------------
David W. Fox

   /s/ Gary S. Schpero*                               Trustee                                July 19, 2002
--------------------------------------
Gary S. Schpero





*        By:    /s/ Peter D. Noris
               -----------------------
               Peter D. Noris
               Attorney-in-Fact

                                  EXHIBIT INDEX

(11)                             Opinion and Consent of Counsel regarding the legality of the securities being registered with respect to the Reorganization of EQ/Evergreen Omega Portfolio into
                                 EQ/Marsico Focus Portfolio.

(14)                             Consent of Independent Public Accountants.
